UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	10-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

Investor Class (AEDVX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.95%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund Investor Class returned 12.16% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.16%	2.68%	3.85%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082835

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

I Class (AEHDX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$90	0.85%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund I Class returned 12.26% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.26%	2.80%	3.26%	4/10/17
JPMorgan EMBI Global Diversified	12.76%	2.71%	3.34%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082769

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

Y Class (AEYDX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$80	0.75%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund Y Class returned 12.38% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	12.38%	2.88%	3.35%	4/10/17
JPMorgan EMBI Global Diversified	12.76%	2.71%	3.34%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082751

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

A Class (AEDQX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$127	1.20%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund A Class returned 11.88% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.88%	2.43%	3.59%
A Class - with sales charge	6.85%	1.49%	3.12%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082819

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

C Class (AEDHX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$206	1.95%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund C Class returned 10.95% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.95%	1.66%	2.82%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082793

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

R Class (AEDWX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$153	1.45%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R Class returned 11.61% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.61%	2.16%	3.34%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082785

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

R5 Class (AEDJX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$80	0.75%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R5 Class returned 12.38% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	12.38%	2.87%	4.06%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082827

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

R6 Class (AEXDX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$74	0.70%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R6 Class returned 12.32% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.32%	2.91%	4.09%
JPMorgan EMBI Global Diversified	12.76%	2.71%	4.13%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082777

ANNUAL SHAREHOLDER REPORT
Emerging Markets Debt Fund

G Class (AEDGX)	October 31, 2025

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$3	0.03%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund G Class returned 13.20% for the reporting period ended October 31, 2025.
The fund seeks total return. The commentary below refers to the fund’s performance compared to the JP Morgan EMBI Global Diversified Index.
•	During the reporting period, emerging markets bonds benefited from a supportive backdrop of resilient global growth combined with declining interest rates in several developed and emerging markets countries. Against this backdrop, emerging markets bonds broadly delivered gains.
•	The fund’s yield curve strategy, particularly in local markets, contributed to performance. As of the end of the reporting period, the portfolio’s duration was higher than the index, driven by our belief that emerging markets central banks are likely to continue cutting interest rates.
•	The portfolio’s exposure to out-of-benchmark local currency and local rates also contributed to performance.
•	On the other hand, the portfolio’s lower beta on external bonds relative to the index detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
November 14, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	13.20%	3.65%	4.01%	11/14/17
JPMorgan EMBI Global Diversified	12.76%	2.71%	3.07%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$518,686,120
Management Fees (dollars paid during the reporting period)	$1,065,857
Portfolio Turnover Rate	105%
Total Number of Portfolio Holdings	132

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	73.7%
Corporate Bonds	17.5%
U.S. Treasury Securities	3.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082660

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

Investor Class (AGBVX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.85%

What were the key factors that affected the fund’s performance?
Global Bond Fund Investor Class returned 5.20% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.20%	-0.02%	1.73%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082876

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

I Class (AGBHX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$77	0.75%

What were the key factors that affected the fund’s performance?
Global Bond Fund I Class returned 5.31% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.31%	0.09%	1.59%	4/10/17
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.25%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082744

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

Y Class (AGBWX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$67	0.65%

What were the key factors that affected the fund’s performance?
Global Bond Fund Y Class returned 5.44% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	5.44%	0.19%	1.71%	4/10/17
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.25%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082736

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

A Class (AGBAX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$113	1.10%

What were the key factors that affected the fund’s performance?
Global Bond Fund A Class returned 4.90% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.90%	-0.28%	1.47%
A Class - with sales charge	0.18%	-1.19%	1.01%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082702

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

C Class (AGBTX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$189	1.85%

What were the key factors that affected the fund’s performance?
Global Bond Fund C Class returned 4.11% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.11%	-1.03%	0.71%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082801

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

R Class (AGBRX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$138	1.35%

What were the key factors that affected the fund’s performance?
Global Bond Fund R Class returned 4.60% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.60%	-0.52%	1.22%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082884

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

R5 Class (AGBNX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$67	0.65%

What were the key factors that affected the fund’s performance?
Global Bond Fund R5 Class returned 5.33% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.33%	0.17%	1.93%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082868

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

R6 Class (AGBDX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$62	0.60%

What were the key factors that affected the fund’s performance?
Global Bond Fund R6 Class returned 5.52% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	5.52%	0.24%	1.99%
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.37%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082850

ANNUAL SHAREHOLDER REPORT
Global Bond Fund

G Class (AGBGX)	October 31, 2025

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
Global Bond Fund G Class returned 6.03% for the reporting period ended October 31, 2025.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD Hedged).
•	During the reporting period, inflation continued to trend lower across most regions, which allowed several central banks to begin reducing interest rates. As government bond yields generally declined, global bonds broadly delivered gains.
•	Yield curves in most developed markets steepened during the period, reflecting expectations for stronger economic growth and rising inflation. Short-term rates generally declined, driven by accommodative monetary policy. Furthermore, the U.S. dollar weakened over the period. Against this backdrop, the fund’s yield curve and currency hedging strategies contributed modestly to performance.
•	Sector allocation was a key contributor to results, driven by positioning in cash and nominal governments, high-yield credit and securitized securities.
•	Hedging risk by purchasing CDX protection curtailed the updside potential gain from corporate credits.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through October 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	6.03%	0.79%	2.20%	7/28/17
Bloomberg Global Aggregate Bond (USD, Hedged)	5.30%	0.52%	2.21%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,629,305,605
Management Fees (dollars paid during the reporting period)	$5,101,834
Portfolio Turnover Rate	145%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
Sovereign Governments and Agencies	22.1%
U.S. Government Agency Mortgage-Backed Securities	12.4%
Collateralized Mortgage Obligations	10.3%
Convertible Preferred Securities	8.8%
Asset-Backed Securities	3.2%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.3%
Preferred Securities	2.2%
Collateralized Loan Obligations	2.0%
Municipal Securities	0.4%
U.S. Government Agency Securities	0.1%
Bank Loan Obligations	0.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082678

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$46,500
FY 2025:	$48,120

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$98,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

October 31, 2025

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)
Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Emerging Markets Debt Fund
OCTOBER 31, 2025

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 73.6%
Angola — 1.0%
Angola Government International Bonds, 8.25%, 5/9/28(1)		$2,700,000	$2,667,349
Angola Government International Bonds, 8.00%, 11/26/29(1)		1,800,000	1,725,433
Angola Government International Bonds, 9.125%, 11/26/49(1)		1,200,000	1,009,217
			5,401,999
Argentina — 2.5%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35		18,350,000	12,900,050
Bahamas — 0.2%
Bahamas Government International Bonds, 8.25%, 6/24/36(1)		775,000	840,712
Bahrain — 1.9%
Bahrain Government International Bonds, 5.625%, 9/30/31(1)		4,800,000	4,829,555
Bahrain Government International Bonds, 7.50%, 2/12/36(1)		1,000,000	1,103,926
Bahrain Government International Bonds, 6.625%, 10/6/37(1)		1,200,000	1,217,911
Bahrain Government International Bonds, 6.00%, 9/19/44(1)		2,700,000	2,513,716
			9,665,108
Brazil — 0.2%
Brazil Government International Bonds, 7.125%, 5/13/54		1,000,000	1,016,750
Chile — 2.4%
Chile Government International Bonds, 4.34%, 3/7/42		13,700,000	12,293,010
Colombia — 3.4%
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	3,500,000	3,956,369
Colombia Government International Bonds, 7.75%, 11/7/36		$12,805,000	13,666,265
			17,622,634
Costa Rica — 0.7%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		3,350,000	3,754,094
Dominican Republic — 3.6%
Dominican Republic International Bonds, 4.50%, 1/30/30		11,230,000	11,002,592
Dominican Republic International Bonds, 6.95%, 3/15/37(1)		4,800,000	5,127,120
Dominican Republic International Bonds, 5.875%, 1/30/60(1)		2,650,000	2,399,178
			18,528,890
Ecuador — 1.2%
Ecuador Government International Bonds, VRN, 6.90%, 7/31/35		8,336,510	6,408,692
Egypt — 2.3%
Egypt Government International Bonds, 7.30%, 9/30/33(1)		2,100,000	2,058,232
Egypt Government International Bonds, 8.50%, 1/31/47(1)		10,725,000	9,906,967
			11,965,199
El Salvador — 0.6%
El Salvador Government International Bonds, 9.25%, 4/17/30(1)		2,700,000	2,946,375
Ghana — 0.9%
Ghana Government International Bonds, 0.00%, 7/3/26(1)(2)		107,200	104,252
Ghana Government International Bonds, 0.00%, 1/3/30(1)(2)		337,145	292,758
Ghana Government International Bonds, VRN, 5.00%, 7/3/29(1)		1,621,400	1,582,878
Ghana Government International Bonds, VRN, 5.00%, 7/3/35(1)		3,100,000	2,679,485
			4,659,373
Guatemala — 1.5%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,890,500
Guatemala Government Bonds, 7.05%, 10/4/32		3,620,000	4,011,412
Guatemala Government Bonds, 6.125%, 6/1/50		1,600,000	1,577,080
Guatemala Government Bonds, 6.875%, 8/15/55(1)		500,000	540,205
			8,019,197

Schedule of Investments - Emerging Markets Debt Fund

		Principal Amount/Shares	Value
Honduras — 0.2%
Honduras Government International Bonds, 8.625%, 11/27/34(1)		$1,000,000	$1,072,750
Hungary — 3.2%
Hungary Government Bonds, 3.00%, 8/21/30	HUF	3,048,500,000	7,832,217
Hungary Government International Bonds, 2.125%, 9/22/31(1)		$7,900,000	6,829,248
Hungary Government International Bonds, 6.00%, 9/26/35(1)		2,000,000	2,105,060
			16,766,525
India — 1.0%
India Government Bonds, 7.54%, 5/23/36	INR	420,000,000	4,999,551
Indonesia — 1.2%
Indonesia Government International Bonds, 3.75%, 10/16/33	EUR	3,100,000	3,603,419
Indonesia Government International Bonds, 5.45%, 9/20/52		$2,390,000	2,410,844
			6,014,263
Iraq — 0.0%
Iraq International Bonds, 5.80%, 1/15/28		250,000	249,593
Ivory Coast — 0.9%
Ivory Coast Government International Bonds, 8.08%, 4/1/36(1)		2,700,000	2,854,383
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	2,022,895
			4,877,278
Jordan — 0.4%
Jordan Government International Bonds, 7.375%, 10/10/47(1)		1,910,000	1,934,649
Kazakhstan — 0.7%
Kazakhstan Government International Bonds, 4.41%, 10/28/30(1)		2,400,000	2,381,400
Kazakhstan Government International Bonds, 5.50%, 7/1/37(1)		1,300,000	1,332,420
			3,713,820
Kenya — 0.9%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)		1,390,000	1,498,538
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(1)		3,100,000	3,183,765
			4,682,303
Lebanon — 0.3%
Lebanon Government International Bonds, 6.65%, 11/3/28(3)(4)		6,500,000	1,494,025
Malaysia — 0.6%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	12,500,000	3,050,887
Mexico — 4.8%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		$3,659,000	3,721,752
Mexico Bonos, 8.00%, 2/21/36	MXN	77,700,000	3,946,207
Mexico Bonos, 7.75%, 11/13/42	MXN	61,700,000	2,867,091
Mexico Bonos, 8.50%, 3/1/29	MXN	155,910,000	8,542,558
Mexico Government International Bonds, 7.375%, 5/13/55		$5,000,000	5,624,213
			24,701,821
Mongolia — 0.3%
Mongolia Government International Bonds, 6.625%, 2/25/30(1)		1,500,000	1,539,847
Nigeria — 2.0%
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		10,700,000	10,368,436
Oman — 1.4%
Oman Government International Bonds, 6.75%, 1/17/48(1)		6,600,000	7,418,818
Pakistan — 1.4%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		7,515,000	7,523,373
Panama — 2.8%
Panama Government International Bonds, 3.16%, 1/23/30		3,030,000	2,845,625
Panama Government International Bonds, 6.85%, 3/28/54		5,070,000	5,384,086

Schedule of Investments - Emerging Markets Debt Fund

		Principal Amount/Shares	Value
Panama Government International Bonds, 6.875%, 1/31/36		$6,049,000	$6,555,453
			14,785,164
Paraguay — 0.6%
Paraguay Government International Bonds, 6.65%, 3/4/55(1)		2,850,000	3,076,717
Peru — 3.4%
Peru Government Bonds, 7.60%, 8/12/39(1)	PEN	30,600,000	9,910,869
Peru Government International Bonds, 5.375%, 2/8/35		$2,700,000	2,778,327
Peru Government International Bonds, 6.20%, 6/30/55		1,600,000	1,684,000
Peru Government International Bonds, 8.75%, 11/21/33		2,500,000	3,157,375
			17,530,571
Philippines — 2.3%
Philippines Government International Bonds, 5.50%, 2/4/35		3,200,000	3,411,052
Philippines Government International Bonds, 5.18%, 9/5/49		5,500,000	5,388,877
ROP Sukuk Trust, 5.05%, 6/6/29		2,900,000	2,983,733
			11,783,662
Poland — 3.3%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	5,047,609
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	29,500,000	6,601,596
Republic of Poland Government International Bonds, 5.375%, 2/12/35		$5,400,000	5,657,679
			17,306,884
Romania — 2.6%
Romania Government International Bonds, 6.00%, 5/25/34(1)		13,160,000	13,258,179
Saudi Arabia — 1.4%
Saudi Government International Bonds, 5.75%, 1/16/54(1)		7,030,000	7,200,236
Senegal — 1.1%
Senegal Government International Bonds, 7.75%, 6/10/31		4,100,000	3,233,125
Senegal Government International Bonds, 6.25%, 5/23/33(1)		3,400,000	2,447,702
			5,680,827
Serbia — 0.6%
Serbia International Bonds, 6.50%, 9/26/33(1)		2,960,000	3,238,823
South Africa — 2.4%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	107,108,000	5,819,700
Republic of South Africa Government Bonds, 8.75%, 1/31/44	ZAR	89,031,421	4,618,593
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(1)		$1,000,000	1,076,612
Republic of South Africa Government International Bonds, 6.30%, 6/22/48		800,000	727,392
			12,242,297
Sri Lanka — 1.6%
Sri Lanka Government International Bonds, 4.00%, 4/15/28(1)		1,864,090	1,794,187
Sri Lanka Government International Bonds, VRN, 3.10%, 1/15/30(1)		3,774,979	3,567,355
Sri Lanka Government International Bonds, VRN, 3.35%, 3/15/33(1)		3,677,739	3,214,200
Sri Lanka Government International Bonds, VRN, 3.60%, 5/15/36(1)		482	442
			8,576,184
Suriname — 0.4%
Suriname Government International Bonds, 8.50%, 11/6/35(1)(5)		2,000,000	2,062,500
Trinidad and Tobago — 0.3%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)		1,825,000	1,822,263
Turkey — 4.6%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	262,000,000	5,740,470
Turkiye Government International Bonds, 5.95%, 1/15/31		$8,000,000	8,010,925
Turkiye Government International Bonds, 7.625%, 5/15/34		8,630,000	9,239,271
Turkiye Government International Bonds, 6.95%, 9/16/35		400,000	405,677

Schedule of Investments - Emerging Markets Debt Fund

	Principal Amount/Shares	Value
Turkiye Government International Bonds, 6.00%, 1/14/41	$750,000	$669,581
		24,065,924
Ukraine — 1.1%
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35(1)	5,461,310	2,804,010
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35	762,972	425,689
Ukraine Government International Bonds, VRN, 4.50%, 2/1/35(1)	124,397	69,361
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36(1)	3,177,710	1,752,434
Ukraine Government International Bonds, VRN, 4.50%, 2/1/36	1,089,960	601,040
		5,652,534
Uruguay — 2.1%
Oriental Republic of Uruguay, 5.25%, 9/10/60	4,700,000	4,526,758
Uruguay Government International Bonds, 5.75%, 10/28/34	5,800,000	6,240,800
		10,767,558
Uzbekistan — 0.5%
Republic of Uzbekistan International Bonds, 6.95%, 5/25/32(1)	2,200,000	2,392,052
Venezuela — 0.4%
Venezuela Government International Bonds, 11.95%, 8/5/31(3)(4)	7,500,000	2,205,750
Zambia — 0.4%
Zambia Government International Bonds, VRN, 5.75%, 6/30/33(1)	2,121,180	2,043,212
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $352,579,094)		382,121,359
CORPORATE BONDS — 17.5%
Brazil — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	3,255,000	1,312,058
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	580,000	609,469
		1,921,527
Chile — 1.0%
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35(1)	3,000,000	3,208,200
Latam Airlines Group SA, 7.875%, 4/15/30(1)(6)	1,645,000	1,703,233
		4,911,433
Colombia — 0.1%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	424,000	421,679
El Salvador — 0.7%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(1)	3,300,000	3,499,650
Indonesia — 0.8%
Pertamina Hulu Energi PT, 5.25%, 5/21/30(1)	4,000,000	4,087,758
Luxembourg — 0.3%
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	1,441,000	1,416,484
Malaysia — 1.5%
Petronas Capital Ltd., 5.34%, 4/3/35(1)	4,000,000	4,178,642
Petronas Capital Ltd., 4.55%, 4/21/50	4,175,000	3,728,442
		7,907,084
Mexico — 4.4%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)(6)	2,270,000	2,247,618
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	2,275,195	2,410,274
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	3,000,000	3,030,000
Petroleos Mexicanos, 6.84%, 1/23/30	10,000,000	10,270,890
Petroleos Mexicanos, 5.95%, 1/28/31	5,200,000	5,089,765
		23,048,547
Morocco — 0.8%
OCP SA, 6.75%, 5/2/34(1)	3,800,000	4,131,263

Schedule of Investments - Emerging Markets Debt Fund

	Principal Amount/Shares	Value
Multinational — 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	$1,200,000	$1,195,723
Peru — 0.2%
Petroleos del Peru SA, 5.625%, 6/19/47(1)	1,500,000	1,081,582
Saudi Arabia — 2.5%
Gaci First Investment Co., 5.25%, 1/29/30	8,680,000	8,951,022
Saudi Arabian Oil Co., 4.25%, 4/16/39	4,480,000	4,110,803
		13,061,825
South Africa — 1.8%
Eskom Holdings, 6.35%, 8/10/28(1)	9,200,000	9,504,979
United Arab Emirates — 2.3%
Abu Dhabi Developmental Holding Co. PJSC, 4.50%, 5/6/30(1)	3,000,000	3,044,376
Abu Dhabi Developmental Holding Co. PJSC, 5.00%, 5/6/35(1)	3,000,000	3,089,309
Adnoc Murban Rsc Ltd., 5.125%, 9/11/54(1)	2,600,000	2,518,031
DP World Crescent Ltd., 5.50%, 5/8/35(1)	3,000,000	3,131,450
		11,783,166
Venezuela — 0.5%
Petroleos de Venezuela SA, 6.00%, 11/15/26(1)(3)(4)	12,600,000	2,816,100
TOTAL CORPORATE BONDS (Cost $88,112,060)		90,788,800
U.S. TREASURY SECURITIES — 3.1%
U.S. Treasury Notes, 1.625%, 10/31/26	7,111,000	6,965,844
U.S. Treasury Notes, 1.875%, 2/15/32(7)	8,881,000	7,916,059
U.S. Treasury Notes, 3.375%, 5/15/33(7)	1,105,000	1,065,591
TOTAL U.S. TREASURY SECURITIES (Cost $16,438,440)		15,947,494
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $400,000)	400,000	429,049
SHORT-TERM INVESTMENTS — 4.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	76,084	76,084
State Street Navigator Securities Lending Government Money Market Portfolio(8)	1,523,610	1,523,610
		1,599,694
Repurchase Agreements — 4.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $20,763,127), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $20,363,040)		20,356,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,955,694)		21,955,694
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $479,485,288)		511,242,396
OTHER ASSETS AND LIABILITIES — 1.4%		7,443,724
TOTAL NET ASSETS — 100.0%		$518,686,120

Schedule of Investments - Emerging Markets Debt Fund
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	87,346,624	USD	16,202,975	Bank of America NA	12/17/25	$(133,331)
BRL	95,802,524	USD	17,292,469	Citibank NA	12/17/25	332,854
BRL	55,581,086	USD	10,271,737	Citibank NA	12/17/25	(46,175)
BRL	56,507,926	USD	10,184,324	Citibank NA	12/17/25	211,753
BRL	27,653,334	USD	5,089,162	Citibank NA	12/17/25	(1,624)
BRL	28,026,275	USD	5,153,594	Citibank NA	12/17/25	2,556
BRL	27,874,806	USD	5,141,644	Citibank NA	12/17/25	(13,361)
BRL	14,431,226	USD	2,641,654	Goldman Sachs & Co. LLC	12/17/25	13,338
BRL	27,939,951	USD	5,136,757	Goldman Sachs & Co. LLC	12/17/25	3,511
BRL	83,650,119	USD	15,385,939	Goldman Sachs & Co. LLC	12/17/25	3,638
BRL	22,331,245	USD	4,052,858	Morgan Stanley & Co. LLC	12/17/25	55,546
BRL	57,490,344	USD	10,549,268	Morgan Stanley & Co. LLC	12/17/25	27,550
BRL	28,803,573	USD	5,275,573	Morgan Stanley & Co. LLC	12/17/25	23,580
BRL	27,800,835	USD	5,134,705	Morgan Stanley & Co. LLC	12/17/25	(20,031)
BRL	56,526,307	USD	10,166,053	Morgan Stanley & Co. LLC	12/17/25	233,405
BRL	27,645,036	USD	5,061,617	Morgan Stanley & Co. LLC	12/17/25	24,393
BRL	55,879,901	USD	10,272,985	Morgan Stanley & Co. LLC	12/17/25	7,551
BRL	62,785,594	USD	11,530,808	UBS AG(9)	12/17/25	20,207
BRL	28,921,330	USD	5,292,044	UBS AG(9)	12/17/25	28,773
BRL	28,476,897	USD	5,248,273	UBS AG(9)	12/17/25	(9,220)
USD	5,555,540	BRL	30,124,718	Bank of America NA	12/17/25	13,329
USD	10,186,280	BRL	55,428,998	Bank of America NA	12/17/25	(11,301)
USD	10,107,404	BRL	56,507,926	Bank of America NA	12/17/25	(288,674)
USD	5,106,852	BRL	28,267,403	Bank of America NA	12/17/25	(93,659)
USD	5,111,730	BRL	27,852,425	Bank of America NA	12/17/25	(12,436)
USD	15,397,614	BRL	83,819,852	Bank of America NA	12/17/25	(23,190)
USD	11,890,845	BRL	64,419,130	Citibank NA	12/17/25	39,300
USD	11,518,475	BRL	62,785,594	Citibank NA	12/17/25	(32,540)
USD	10,637,292	BRL	57,514,135	Citibank NA	12/17/25	56,097
USD	2,718,079	BRL	14,824,050	Citibank NA	12/17/25	(9,184)
USD	5,146,585	BRL	27,883,423	Goldman Sachs & Co. LLC	12/17/25	16,716
USD	5,162,361	BRL	28,039,259	Goldman Sachs & Co. LLC	12/17/25	3,822
USD	5,159,689	BRL	27,981,512	Goldman Sachs & Co. LLC	12/17/25	11,775
USD	9,881,280	BRL	53,714,639	JPMorgan Chase Bank NA	12/17/25	(900)
USD	15,378,355	BRL	83,624,418	Morgan Stanley & Co. LLC	12/17/25	(6,494)
USD	16,151,543	BRL	87,322,833	UBS AG(9)	12/17/25	86,276
USD	4,999,828	BRL	27,714,499	UBS AG(9)	12/17/25	(98,963)
CLP	5,008,017,488	USD	5,200,380	Bank of America NA	12/17/25	113,738
CLP	4,958,489,230	USD	5,209,592	Bank of America NA	12/17/25	51,970
CLP	4,885,419,959	USD	5,144,063	Bank of America NA	12/17/25	39,963
CLP	14,208,060,118	USD	14,766,223	Citibank NA	12/17/25	310,261
CLP	4,827,013,539	USD	5,005,873	Morgan Stanley & Co. LLC	12/17/25	116,177
CLP	9,845,129,586	USD	10,410,305	Morgan Stanley & Co. LLC	12/17/25	36,578
CLP	4,916,239,187	USD	5,173,246	Morgan Stanley & Co. LLC	12/17/25	43,483
CLP	2,819,906,072	USD	2,949,844	UBS AG(9)	12/17/25	42,421
CLP	5,636,992,752	USD	5,881,227	UBS AG(9)	12/17/25	100,310
CLP	5,131,124,671	USD	5,358,492	UBS AG(9)	12/17/25	86,257
CLP	10,267,474,648	USD	10,716,941	UBS AG(9)	12/17/25	178,102
CLP	9,894,054,335	USD	10,319,743	UBS AG(9)	12/17/25	179,056
CLP	9,937,056,665	USD	10,320,793	UBS AG(9)	12/17/25	223,636

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	9,788,292,954	USD	10,449,278	UBS AG(9)	12/17/25	$(62,705)
CLP	9,764,641,751	USD	10,367,050	UBS AG(9)	12/17/25	(5,575)
USD	5,905,269	CLP	5,636,992,752	Bank of America NA	12/17/25	(76,268)
USD	5,354,962	CLP	5,131,124,671	Bank of America NA	12/17/25	(89,787)
USD	5,236,701	CLP	5,063,575,879	Bank of America NA	12/17/25	(136,370)
USD	10,386,263	CLP	9,937,056,665	Bank of America NA	12/17/25	(158,166)
USD	5,188,225	CLP	4,903,339,279	Bank of America NA	12/17/25	(14,816)
USD	9,021,611	CLP	8,576,414,263	Goldman Sachs & Co. LLC	12/17/25	(79,010)
USD	5,160,995	CLP	4,921,954,595	Goldman Sachs & Co. LLC	12/17/25	(61,799)
USD	5,150,183	CLP	4,861,302,472	Goldman Sachs & Co. LLC	12/17/25	(8,252)
USD	8,809,114	CLP	8,451,551,927	Morgan Stanley & Co. LLC	12/17/25	(159,013)
USD	5,212,040	CLP	5,022,894,821	Morgan Stanley & Co. LLC	12/17/25	(117,864)
USD	5,201,759	CLP	4,991,816,102	Morgan Stanley & Co. LLC	12/17/25	(95,167)
USD	5,213,792	CLP	5,024,218,873	Morgan Stanley & Co. LLC	12/17/25	(117,517)
USD	10,400,772	CLP	9,838,193,781	Morgan Stanley & Co. LLC	12/17/25	(38,752)
USD	10,361,825	CLP	9,845,129,586	UBS AG(9)	12/17/25	(85,058)
USD	10,247,762	CLP	9,894,054,335	UBS AG(9)	12/17/25	(251,036)
USD	10,379,639	CLP	9,788,292,954	UBS AG(9)	12/17/25	(6,934)
COP	41,922,452,389	USD	10,672,695	Bank of America NA	12/17/25	139,038
COP	41,689,609,803	USD	10,563,264	Citibank NA	12/17/25	188,420
COP	31,144,280,379	USD	7,884,628	Citibank NA	12/17/25	147,432
COP	31,390,134,326	USD	7,950,895	Citibank NA	12/17/25	144,570
COP	20,438,415,800	USD	5,236,860	Citibank NA	12/17/25	34,175
COP	10,104,227,060	USD	2,643,321	Goldman Sachs & Co. LLC	12/17/25	(37,457)
COP	19,991,188,833	USD	5,157,805	Goldman Sachs & Co. LLC	12/17/25	(2,110)
COP	46,237,699,473	USD	11,768,552	JPMorgan Chase Bank NA	12/17/25	156,076
COP	20,939,563,777	USD	5,300,082	Morgan Stanley & Co. LLC	12/17/25	100,198
COP	20,595,940,034	USD	5,374,204	Morgan Stanley & Co. LLC	12/17/25	(62,545)
USD	5,119,886	COP	20,120,895,334	Bank of America NA	12/17/25	(69,261)
USD	5,116,457	COP	20,189,336,373	Bank of America NA	12/17/25	(90,340)
USD	5,220,906	COP	20,702,616,565	Bank of America NA	12/17/25	(118,265)
USD	5,233,426	COP	20,208,454,119	Bank of America NA	12/17/25	21,698
USD	10,639,217	COP	41,922,452,389	Citibank NA	12/17/25	(172,516)
USD	10,534,410	COP	41,689,609,803	Citibank NA	12/17/25	(217,274)
USD	5,254,538	COP	20,844,804,902	Goldman Sachs & Co. LLC	12/17/25	(121,304)
USD	11,696,538	COP	46,237,699,473	JPMorgan Chase Bank NA	12/17/25	(228,091)
USD	10,568,705	COP	41,818,781,394	JPMorgan Chase Bank NA	12/17/25	(216,291)
USD	5,245,202	COP	20,810,392,186	Morgan Stanley & Co. LLC	12/17/25	(121,764)
USD	2,535,849	COP	9,971,592,770	UBS AG(9)	12/17/25	(35,809)
CZK	243,936,555	USD	11,839,707	Bank of America NA	12/17/25	(272,822)
CZK	218,237,309	USD	10,427,901	Bank of America NA	12/17/25	(79,613)
CZK	224,696,774	USD	10,804,875	Citibank NA	12/17/25	(150,295)
CZK	445,476,190	USD	21,539,527	Citibank NA	12/17/25	(416,118)
CZK	106,257,788	USD	5,067,747	Citibank NA	12/17/25	(29,259)
CZK	109,067,287	USD	5,212,004	Citibank NA	12/17/25	(40,296)
CZK	223,709,085	USD	10,735,102	Goldman Sachs & Co. LLC	12/17/25	(127,356)
CZK	366,405,733	USD	17,646,321	Morgan Stanley & Co. LLC	12/17/25	(272,243)
CZK	122,136,426	USD	5,939,904	UBS AG(9)	12/17/25	(148,489)
CZK	217,122,034	USD	10,290,314	UBS AG(9)	12/17/25	5,090
USD	10,361,115	CZK	218,237,309	Bank of America NA	12/17/25	12,827
USD	11,933,098	CZK	244,366,452	Citibank NA	12/17/25	345,829

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,958,641	CZK	122,039,281	Citibank NA	12/17/25	$171,832
USD	10,805,265	CZK	224,696,774	Citibank NA	12/17/25	150,684
USD	10,730,180	CZK	223,167,688	Citibank NA	12/17/25	148,106
USD	5,556,110	CZK	114,976,645	Citibank NA	12/17/25	104,194
USD	5,187,287	CZK	107,331,857	Citibank NA	12/17/25	97,868
USD	11,850,703	CZK	243,936,555	Goldman Sachs & Co. LLC	12/17/25	283,818
USD	5,169,314	CZK	107,340,680	Goldman Sachs & Co. LLC	12/17/25	79,478
USD	10,442,959	CZK	217,122,034	Goldman Sachs & Co. LLC	12/17/25	147,555
USD	5,387,141	CZK	112,054,262	Morgan Stanley & Co. LLC	12/17/25	73,798
USD	5,182,697	CZK	107,984,395	Morgan Stanley & Co. LLC	12/17/25	62,337
USD	5,919,734	CZK	122,136,426	UBS AG(9)	12/17/25	128,319
USD	5,426,269	CZK	111,654,823	UBS AG(9)	12/17/25	131,866
USD	2,040,579	EUR	1,737,400	JPMorgan Chase Bank NA	12/17/25	33,079
USD	2,057,733	EUR	1,746,500	Morgan Stanley & Co. LLC	12/17/25	39,718
USD	583,120	EUR	499,930	Morgan Stanley & Co. LLC	12/17/25	5,470
USD	3,036,034	EUR	2,603,900	Morgan Stanley & Co. LLC	12/17/25	27,326
HUF	3,901,135,216	USD	11,735,893	Bank of America NA	12/17/25	(172,344)
HUF	7,168,819,630	USD	21,395,840	Bank of America NA	12/17/25	(146,386)
HUF	1,720,088,896	USD	5,156,258	Bank of America NA	12/17/25	(57,657)
HUF	1,748,631,361	USD	5,159,626	Citibank NA	12/17/25	23,579
HUF	1,739,719,521	USD	5,157,729	Citibank NA	12/17/25	(940)
HUF	1,957,660,426	USD	5,892,574	Goldman Sachs & Co. LLC	12/17/25	(89,776)
HUF	3,603,202,654	USD	10,677,408	Goldman Sachs & Co. LLC	12/17/25	3,024
HUF	1,685,097,492	USD	4,967,989	Goldman Sachs & Co. LLC	12/17/25	26,893
HUF	1,727,806,899	USD	5,133,749	Goldman Sachs & Co. LLC	12/17/25	(12,271)
HUF	1,961,201,536	USD	5,918,393	JPMorgan Chase Bank NA	12/17/25	(105,098)
HUF	2,319,922,603	USD	6,879,507	UBS AG(9)	12/17/25	(2,909)
HUF	3,624,860,793	USD	10,766,676	UBS AG(9)	12/17/25	(22,046)
HUF	3,515,542,268	USD	10,352,198	UBS AG(9)	12/17/25	68,395
HUF	1,698,039,222	USD	5,045,525	UBS AG(9)	12/17/25	(12,283)
USD	14,906,328	HUF	4,935,758,010	Bank of America NA	12/17/25	276,003
USD	2,547,667	HUF	861,160,634	Bank of America NA	12/17/25	(4,942)
USD	5,867,443	HUF	1,961,036,621	Citibank NA	12/17/25	54,637
USD	10,745,031	HUF	3,612,314,008	Citibank NA	12/17/25	37,592
USD	10,746,543	HUF	3,619,778,551	Citibank NA	12/17/25	16,978
USD	10,668,483	HUF	3,595,145,568	Goldman Sachs & Co. LLC	12/17/25	11,933
USD	5,145,792	HUF	1,717,678,937	Goldman Sachs & Co. LLC	12/17/25	54,334
USD	10,308,437	HUF	3,518,470,826	Goldman Sachs & Co. LLC	12/17/25	(120,837)
USD	10,399,394	HUF	3,486,958,340	Goldman Sachs & Co. LLC	12/17/25	63,528
USD	5,008,421	HUF	1,685,166,287	Goldman Sachs & Co. LLC	12/17/25	13,336
USD	5,905,949	HUF	1,961,201,536	Morgan Stanley & Co. LLC	12/17/25	92,654
USD	10,687,390	HUF	3,583,395,319	Morgan Stanley & Co. LLC	12/17/25	65,670
USD	5,130,124	HUF	1,720,088,896	Morgan Stanley & Co. LLC	12/17/25	31,523
USD	2,563,232	HUF	865,725,608	Morgan Stanley & Co. LLC	12/17/25	(2,908)
USD	5,167,180	HUF	1,736,913,433	Morgan Stanley & Co. LLC	12/17/25	18,709
USD	5,161,415	HUF	1,735,365,320	Morgan Stanley & Co. LLC	12/17/25	17,533
USD	11,754,865	HUF	3,910,126,410	UBS AG(9)	12/17/25	164,665
IDR	339,738,290,975	USD	20,282,883	Citibank NA	12/17/25	130,401
IDR	177,226,269,530	USD	10,618,710	Goldman Sachs & Co. LLC	12/17/25	29,987
IDR	192,163,282,493	USD	11,656,454	UBS AG(9)	12/17/25	(110,261)
IDR	96,052,361,951	USD	5,829,400	UBS AG(9)	12/17/25	(58,063)

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	87,198,835,246	USD	5,242,076	UBS AG(9)	12/17/25	$(2,706)
IDR	178,242,061,426	USD	10,693,482	UBS AG(9)	12/17/25	16,249
IDR	178,242,061,426	USD	10,699,355	UBS AG(9)	12/17/25	10,376
IDR	176,738,514,463	USD	10,630,613	UBS AG(9)	12/17/25	(11,223)
IDR	172,662,689,661	USD	10,364,871	UBS AG(9)	12/17/25	9,622
USD	11,962,009	IDR	197,050,176,164	Goldman Sachs & Co. LLC	12/17/25	122,186
USD	31,372,910	IDR	518,102,594,501	UBS AG(9)	12/17/25	242,550
USD	10,637,799	IDR	178,242,061,426	UBS AG(9)	12/17/25	(71,933)
USD	10,667,460	IDR	178,242,061,426	UBS AG(9)	12/17/25	(42,271)
USD	10,608,978	IDR	177,226,269,530	UBS AG(9)	12/17/25	(39,719)
USD	10,606,466	IDR	176,738,514,463	UBS AG(9)	12/17/25	(12,924)
USD	10,394,329	IDR	172,662,689,661	UBS AG(9)	12/17/25	19,836
INR	468,765,483	USD	5,266,200	Morgan Stanley & Co. LLC	12/17/25	1,892
INR	783,577,700	USD	8,866,749	UBS AG(9)	12/17/25	(60,728)
INR	263,186,329	USD	2,981,241	UBS AG(9)	12/17/25	(23,494)
INR	428,407,290	USD	4,813,495	UBS AG(9)	12/17/25	1,042
INR	446,434,277	USD	5,061,275	UBS AG(9)	12/17/25	(44,146)
USD	5,144,436	INR	455,684,870	Citibank NA	12/17/25	23,347
USD	1,071,415	INR	95,074,022	UBS AG(9)	12/17/25	2,952
KRW	14,995,472,657	USD	10,737,743	Bank of America NA	12/17/25	(225,547)
KRW	20,425,206,727	USD	14,795,299	Citibank NA	12/17/25	(476,727)
KRW	14,786,076,728	USD	10,388,150	Citibank NA	12/17/25	(22,746)
KRW	16,397,838,313	USD	11,862,812	UBS AG(9)	12/17/25	(367,524)
KRW	14,995,472,657	USD	10,738,918	UBS AG(9)	12/17/25	(226,722)
KRW	14,935,228,349	USD	10,489,147	UBS AG(9)	12/17/25	(19,185)
USD	7,397,358	KRW	10,173,586,425	Citibank NA	12/17/25	265,424
USD	7,454,098	KRW	10,251,620,302	Citibank NA	12/17/25	267,459
USD	10,722,776	KRW	14,995,472,657	Goldman Sachs & Co. LLC	12/17/25	210,580
USD	10,717,052	KRW	14,995,472,657	Goldman Sachs & Co. LLC	12/17/25	204,857
USD	10,427,291	KRW	14,857,960,606	Goldman Sachs & Co. LLC	12/17/25	11,495
USD	11,696,433	KRW	16,397,838,313	UBS AG(9)	12/17/25	201,145
USD	10,664,197	KRW	14,935,228,349	UBS AG(9)	12/17/25	194,234
USD	10,342,291	KRW	14,786,076,728	UBS AG(9)	12/17/25	(23,113)
MXN	54,830,687	USD	2,941,802	Bank of America NA	12/17/25	(3,771)
MXN	108,858,449	USD	5,862,601	Goldman Sachs & Co. LLC	12/17/25	(29,563)
MXN	99,314,558	USD	5,369,670	Goldman Sachs & Co. LLC	12/17/25	(48,029)
MXN	99,468,409	USD	5,339,676	Goldman Sachs & Co. LLC	12/17/25	(9,790)
MXN	191,410,575	USD	10,328,392	Goldman Sachs & Co. LLC	12/17/25	(71,904)
MXN	94,701,208	USD	5,138,569	Goldman Sachs & Co. LLC	12/17/25	(64,128)
MXN	94,736,551	USD	5,083,945	Goldman Sachs & Co. LLC	12/17/25	(7,610)
MXN	94,834,412	USD	5,123,265	Goldman Sachs & Co. LLC	12/17/25	(41,686)
MXN	94,319,843	USD	5,109,862	Goldman Sachs & Co. LLC	12/17/25	(55,856)
MXN	191,467,883	USD	10,337,138	Goldman Sachs & Co. LLC	12/17/25	(77,580)
MXN	192,469,046	USD	10,339,923	Goldman Sachs & Co. LLC	12/17/25	(26,719)
MXN	49,152,860	USD	2,653,731	JPMorgan Chase Bank NA	12/17/25	(19,939)
MXN	68,760,411	USD	3,713,493	JPMorgan Chase Bank NA	12/17/25	(29,055)
MXN	55,511,498	USD	2,976,823	Morgan Stanley & Co. LLC	12/17/25	(2,311)
MXN	109,874,847	USD	5,883,174	Morgan Stanley & Co. LLC	12/17/25	4,327
MXN	218,054,743	USD	11,802,050	Morgan Stanley & Co. LLC	12/17/25	(117,870)
MXN	99,165,152	USD	5,321,707	Morgan Stanley & Co. LLC	12/17/25	(8,071)
MXN	149,082,895	USD	8,010,365	Morgan Stanley & Co. LLC	12/17/25	(21,951)

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	98,784,672	USD	5,329,876	Morgan Stanley & Co. LLC	12/17/25	$(36,627)
MXN	95,563,343	USD	5,161,123	Morgan Stanley & Co. LLC	12/17/25	(40,485)
MXN	95,762,449	USD	5,146,194	Morgan Stanley & Co. LLC	12/17/25	(14,887)
MXN	191,142,298	USD	10,257,528	Morgan Stanley & Co. LLC	12/17/25	(15,415)
MXN	191,303,210	USD	10,321,419	Morgan Stanley & Co. LLC	12/17/25	(70,684)
MXN	191,467,883	USD	10,319,385	Morgan Stanley & Co. LLC	12/17/25	(59,826)
MXN	192,079,301	USD	10,291,449	Morgan Stanley & Co. LLC	12/17/25	872
USD	5,889,528	MXN	108,674,253	Bank of America NA	12/17/25	66,359
USD	10,264,785	MXN	192,110,466	Bank of America NA	12/17/25	(29,205)
USD	10,325,797	MXN	191,935,128	Bank of America NA	12/17/25	41,202
USD	11,997,004	MXN	221,846,826	Citibank NA	12/17/25	109,629
USD	5,894,880	MXN	108,991,310	Citibank NA	12/17/25	54,722
USD	5,606,240	MXN	104,128,117	Citibank NA	12/17/25	26,670
USD	5,101,164	MXN	94,630,595	Citibank NA	12/17/25	30,507
USD	5,150,202	MXN	95,252,545	Citibank NA	12/17/25	46,218
USD	10,267,800	MXN	190,371,970	Citibank NA	12/17/25	66,965
USD	3,958,419	MXN	74,372,463	Goldman Sachs & Co. LLC	12/17/25	(26,733)
USD	11,749,799	MXN	217,997,270	Goldman Sachs & Co. LLC	12/17/25	68,698
USD	5,382,714	MXN	99,901,184	Goldman Sachs & Co. LLC	12/17/25	29,638
USD	2,747,531	MXN	51,046,999	Goldman Sachs & Co. LLC	12/17/25	12,243
USD	5,154,849	MXN	95,162,261	Goldman Sachs & Co. LLC	12/17/25	55,703
USD	10,252,606	MXN	191,213,164	Goldman Sachs & Co. LLC	12/17/25	6,696
USD	5,971,745	MXN	111,593,779	Morgan Stanley & Co. LLC	12/17/25	(7,863)
USD	5,916,500	MXN	109,680,197	Morgan Stanley & Co. LLC	12/17/25	39,429
USD	5,356,337	MXN	99,577,914	Morgan Stanley & Co. LLC	12/17/25	20,584
USD	5,170,958	MXN	95,847,233	Morgan Stanley & Co. LLC	12/17/25	35,109
USD	10,297,757	MXN	191,394,842	Morgan Stanley & Co. LLC	12/17/25	42,113
USD	5,156,810	MXN	95,480,155	Morgan Stanley & Co. LLC	12/17/25	40,629
USD	5,114,547	MXN	95,220,800	Morgan Stanley & Co. LLC	12/17/25	12,264
USD	5,101,496	MXN	94,712,623	Morgan Stanley & Co. LLC	12/17/25	26,443
USD	5,236,104	MXN	97,622,118	Morgan Stanley & Co. LLC	12/17/25	5,149
USD	10,308,940	MXN	191,467,883	UBS AG(9)	12/17/25	49,381
USD	3,095,881	MYR	12,981,027	Goldman Sachs & Co. LLC	12/17/25	(7,123)
PEN	34,945,591	USD	10,346,279	Bank of America NA	12/17/25	20,473
PEN	17,305,644	USD	5,120,986	UBS AG(9)	12/17/25	12,804
USD	10,261,660	PEN	34,874,250	Bank of America NA	12/17/25	(83,928)
USD	9,602,011	PEN	33,627,202	Citibank NA	12/17/25	(373,635)
USD	5,179,820	PEN	17,555,447	Citibank NA	12/17/25	(28,074)
USD	5,189,167	PEN	17,672,595	Goldman Sachs & Co. LLC	12/17/25	(53,481)
USD	5,157,250	PEN	17,583,537	UBS AG(9)	12/17/25	(58,977)
PHP	617,506,296	USD	10,589,150	Goldman Sachs & Co. LLC	12/17/25	(76,448)
PHP	53,490,787	USD	937,862	JPMorgan Chase Bank NA	12/17/25	(27,211)
USD	11,733,631	PHP	670,997,083	UBS AG(9)	12/17/25	310,278
PLN	38,580,877	USD	10,640,285	Bank of America NA	12/17/25	(197,269)
PLN	53,335,967	USD	14,655,214	Citibank NA	12/17/25	(218,311)
PLN	38,768,050	USD	10,698,743	Citibank NA	12/17/25	(205,062)
PLN	37,660,478	USD	10,191,338	Citibank NA	12/17/25	2,547
PLN	7,005,360	USD	1,948,235	Goldman Sachs & Co. LLC	12/17/25	(52,034)
PLN	38,193,952	USD	10,382,814	Goldman Sachs & Co. LLC	12/17/25	(44,529)
PLN	37,974,492	USD	10,399,781	Goldman Sachs & Co. LLC	12/17/25	(120,900)
PLN	18,897,498	USD	5,143,391	Morgan Stanley & Co. LLC	12/17/25	(28,243)

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	37,945,896	USD	10,478,795	UBS AG(9)	12/17/25	$(207,654)
USD	5,177,231	PLN	19,014,172	Bank of America NA	12/17/25	30,502
USD	10,342,657	PLN	38,232,129	Bank of America NA	12/17/25	(5,961)
USD	8,904,200	PLN	31,987,405	Citibank NA	12/17/25	245,895
USD	5,251,120	PLN	19,102,394	Citibank NA	12/17/25	80,512
USD	10,441,583	PLN	38,043,342	Citibank NA	12/17/25	144,065
USD	10,329,131	PLN	37,672,085	Citibank NA	12/17/25	132,104
USD	10,678,426	PLN	38,773,618	Goldman Sachs & Co. LLC	12/17/25	183,239
USD	10,604,617	PLN	38,580,877	Goldman Sachs & Co. LLC	12/17/25	161,600
USD	8,613,393	PLN	31,349,685	UBS AG(9)	12/17/25	127,705
USD	5,942,264	PLN	21,342,088	UBS AG(9)	12/17/25	165,418
USD	5,177,921	PLN	18,833,315	UBS AG(9)	12/17/25	80,146
THB	344,292,456	USD	10,670,276	Morgan Stanley & Co. LLC	12/17/25	14,101
THB	28,529,488	USD	902,523	UBS AG(9)	12/17/25	(17,172)
THB	334,904,751	USD	10,375,828	UBS AG(9)	12/17/25	17,222
USD	11,816,373	THB	372,821,944	Citibank NA	12/17/25	246,645
USD	10,343,143	THB	334,904,751	UBS AG(9)	12/17/25	(49,907)
USD	10,358,824	THB	335,314,086	UBS AG(9)	12/17/25	(46,929)
TWD	356,981,484	USD	11,940,698	Morgan Stanley & Co. LLC	12/17/25	(331,432)
TWD	323,898,247	USD	10,589,184	UBS AG(9)	12/17/25	(55,806)
USD	11,901,366	TWD	356,981,484	Goldman Sachs & Co. LLC	12/17/25	292,100
USD	10,320,149	TWD	316,353,833	Goldman Sachs & Co. LLC	12/17/25	32,120
USD	10,689,686	TWD	323,898,247	UBS AG(9)	12/17/25	156,308
USD	5,912,846	ZAR	103,268,074	Bank of America NA	12/17/25	(25,913)
USD	10,729,056	ZAR	187,872,881	Bank of America NA	12/17/25	(75,172)
USD	5,173,547	ZAR	89,629,484	Bank of America NA	12/17/25	19,118
USD	5,161,426	ZAR	89,265,548	Bank of America NA	12/17/25	27,927
USD	10,397,467	ZAR	180,647,062	Bank of America NA	12/17/25	8,782
USD	5,161,472	ZAR	89,171,356	Bank of America NA	12/17/25	33,389
USD	12,020,850	ZAR	210,267,673	Citibank NA	12/17/25	(71,262)
USD	10,460,176	ZAR	179,543,143	Citibank NA	12/17/25	134,976
USD	10,270,121	ZAR	177,454,571	Citibank NA	12/17/25	65,031
USD	5,880,513	ZAR	102,395,403	Goldman Sachs & Co. LLC	12/17/25	(8,060)
USD	10,227,411	ZAR	179,504,605	Goldman Sachs & Co. LLC	12/17/25	(95,573)
USD	5,205,697	ZAR	90,736,874	Goldman Sachs & Co. LLC	12/17/25	(12,416)
USD	2,617,903	ZAR	45,829,123	Morgan Stanley & Co. LLC	12/17/25	(17,646)
USD	5,881,431	ZAR	102,894,626	Morgan Stanley & Co. LLC	12/17/25	(35,851)
USD	5,489,727	ZAR	95,537,661	Morgan Stanley & Co. LLC	12/17/25	(4,470)
USD	10,766,887	ZAR	187,028,924	Morgan Stanley & Co. LLC	12/17/25	11,193
USD	5,175,179	ZAR	89,502,877	Morgan Stanley & Co. LLC	12/17/25	28,031
USD	8,849,313	ZAR	154,756,599	UBS AG(9)	12/17/25	(50,457)
USD	11,809,354	ZAR	206,279,862	UBS AG(9)	12/17/25	(53,426)
USD	10,379,904	ZAR	178,342,712	UBS AG(9)	12/17/25	123,739
ZAR	205,670,241	USD	11,757,105	Bank of America NA	12/17/25	70,617
ZAR	186,560,546	USD	10,690,600	Bank of America NA	12/17/25	38,158
ZAR	89,629,484	USD	5,177,384	Bank of America NA	12/17/25	(22,955)
ZAR	178,993,100	USD	10,349,730	Bank of America NA	12/17/25	(56,162)
ZAR	132,754,823	USD	7,605,264	Bank of America NA	12/17/25	29,224
ZAR	89,171,356	USD	5,168,102	Bank of America NA	12/17/25	(40,019)
ZAR	178,342,712	USD	10,337,719	Bank of America NA	12/17/25	(81,554)
ZAR	134,308,281	USD	7,674,958	Citibank NA	12/17/25	48,867

Schedule of Investments - Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	177,913,913	USD	10,232,177	Citibank NA	12/17/25	$(671)
ZAR	102,395,403	USD	5,870,729	Goldman Sachs & Co. LLC	12/17/25	17,844
ZAR	188,677,143	USD	10,760,336	Goldman Sachs & Co. LLC	12/17/25	90,144
ZAR	231,106,735	USD	13,111,636	Morgan Stanley & Co. LLC	12/17/25	178,892
ZAR	46,545,230	USD	2,663,639	Morgan Stanley & Co. LLC	12/17/25	13,093
ZAR	102,484,941	USD	5,899,298	Morgan Stanley & Co. LLC	12/17/25	(5,576)
ZAR	94,115,084	USD	5,422,202	Morgan Stanley & Co. LLC	12/17/25	(9,814)
ZAR	89,173,149	USD	5,127,239	Morgan Stanley & Co. LLC	12/17/25	947
ZAR	89,778,076	USD	5,152,087	Morgan Stanley & Co. LLC	12/17/25	10,887
ZAR	52,074,363	USD	2,969,476	UBS AG(9)	12/17/25	25,226
ZAR	7,257,914	USD	417,733	UBS AG(9)	12/17/25	(344)
ZAR	178,342,712	USD	10,402,755	UBS AG(9)	12/17/25	(146,589)
						$1,023,069

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	273	December 2025	$56,850,117	$(47,454)
U.S. Treasury Ultra Bonds	158	December 2025	19,162,438	583,177
			$76,012,555	$535,723
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	34	December 2025	$3,926,469	$37,652
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$5,800,000	$(81,071)	$(48,029)	$(129,100)
Markit CDX Emerging Markets Index Series 43	Buy	(1.00)%	6/20/30	$16,550,000	635,467	(491,483)	143,984
Mexico Government International Bonds	Buy	(1.00)%	6/20/29	$15,960,000	(28,831)	(181,160)	(209,991)
					$525,565	$(720,672)	$(195,107)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America NA	BZDIOVRA	Pay	14.20%	1/2/31	BRL	16,000,000	$163,653
Bank of America NA	BZDIOVRA	Pay	14.27%	1/2/31	BRL	10,000,000	102,876
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	15.00%	1/2/29	BRL	55,000,000	755,965
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	14.18%	1/2/29	BRL	60,000,000	372,430
Goldman Sachs & Co. LLC	BZDIOVRA	Pay	14.01%	1/2/31	BRL	20,000,000	146,818
							$1,541,742
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Emerging Markets Debt Fund

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
COP	–	Colombian Peso
CZK	–	Czech Koruna
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $230,822,887, which represented 44.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,472,949. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,593,333.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,523,610.
(9)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $437,961.

Schedule of Investments - Emerging Markets Debt Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$382,121,359	—
Corporate Bonds	—	90,788,800	—
U.S. Treasury Securities	—	15,947,494	—
Convertible Preferred Securities	—	429,049	—
Short-Term Investments	$1,599,694	20,356,000	—
	$1,599,694	$509,642,702	—
Other Financial Instruments
Futures Contracts	$620,829	—	—
Swap Agreements	—	$1,685,726	—
Forward Foreign Currency Exchange Contracts	—	13,048,762	—
	$620,829	$14,734,488	—

Liabilities
Other Financial Instruments
Futures Contracts	$47,454	—	—
Swap Agreements	—	$339,091	—
Forward Foreign Currency Exchange Contracts	—	12,025,693	—
	$47,454	$12,364,784	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	—	$13,048,762	—	$13,048,762
Swap agreements	—	—	$1,541,742	1,541,742
				$14,590,504
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$76,875	$76,875
Payable for variation margin on swap agreements*	$12,282	—	—	12,282
Unrealized depreciation on forward foreign currency exchange contracts	—	$12,025,693	—	12,025,693
				$12,114,850
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Emerging Markets Debt Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(11,175,341)	—	$(11,175,341)
Futures contract transactions	—	—	$(958,467)	(958,467)
Swap agreement transactions	$(831,364)	—	(1,805,019)	(2,636,383)
				$(14,770,191)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$1,550,787	—	$1,550,787
Futures contracts	—	—	$1,063,844	1,063,844
Swap agreements	$(598,134)	—	2,393,391	1,795,257
				$4,409,888

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America NA	$1,320,846	$(1,320,846)	—	—
Citibank NA	4,740,701	(2,526,070)	$(898,782)	$1,315,849
Goldman Sachs & Co. LLC	3,541,042	(1,590,334)	(1,770,000)	180,708
JPMorgan Chase Bank NA	189,155	(189,155)	—	—
Morgan Stanley & Co. LLC	1,589,154	(1,589,154)	—	—
UBS AG	3,209,606	(2,542,300)	(437,961)	229,345
	$14,590,504	$(9,757,859)	$(3,106,743)	$1,725,902

Liabilities
Bank of America NA	$2,897,084	$(1,320,846)	$(815,813)	$760,425
Citibank NA	2,526,070	(2,526,070)	—	—
Goldman Sachs & Co. LLC	1,590,334	(1,590,334)	—	—
JPMorgan Chase Bank NA	626,585	(189,155)	(296,578)	140,852
Morgan Stanley & Co. LLC	1,843,320	(1,589,154)	(254,166)	—
UBS AG	2,542,300	(2,542,300)	—	—
	$12,025,693	$(9,757,859)	$(1,366,557)	$901,277
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

See Notes to Financial Statements.

Schedule of Investments - Global Bond Fund

OCTOBER 31, 2025

		Principal Amount/Shares	Value
CORPORATE BONDS — 31.7%
Aerospace and Defense — 0.2%
Boeing Co., 5.71%, 5/1/40		$2,025,000	$2,065,922
Textron, Inc., 4.95%, 3/15/36		1,677,000	1,660,907
TransDigm, Inc., 4.625%, 1/15/29		1,165,000	1,146,766
TransDigm, Inc., 4.875%, 5/1/29		1,330,000	1,319,031
			6,192,626
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29		3,385,000	3,559,124
GXO Logistics, Inc., 6.50%, 5/6/34		355,000	381,216
			3,940,340
Automobiles — 0.3%
American Honda Finance Corp., 4.95%, 1/9/26		650,000	650,703
Ford Motor Credit Co. LLC, 6.05%, 11/5/31		3,740,000	3,824,976
General Motors Financial Co., Inc., 5.60%, 6/18/31		1,150,000	1,196,572
General Motors Financial Co., Inc., 6.15%, 7/15/35		1,660,000	1,751,422
			7,423,673
Banks — 6.6%
Alpha Bank SA, VRN, 4.31%, 7/23/36	EUR	4,500,000	5,277,910
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)		$4,510,000	4,042,636
Banco BPM SpA, 3.375%, 1/24/30	EUR	2,400,000	2,845,392
Bank of America Corp., VRN, 5.51%, 1/24/36		$1,855,000	1,942,830
Bank of Montreal, VRN, 7.70%, 5/26/84		2,899,000	3,076,593
Bank of Nova Scotia, VRN, 8.625%, 10/27/82		3,953,000	4,192,615
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		3,560,000	3,802,144
Bank of Nova Scotia, VRN, 6.875%, 10/27/85		1,800,000	1,817,720
Banque Federative du Credit Mutuel SA, VRN, 4.00%, 1/15/35	EUR	3,000,000	3,529,381
Barclays PLC, VRN, 4.92%, 8/8/30	EUR	3,100,000	3,825,923
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	2,100,000	2,954,181
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)		$4,360,000	4,317,010
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,200,000	4,137,683
BPCE SA, VRN, 2.50%, 11/30/32	GBP	1,700,000	2,127,185
BPCE SA, VRN, 4.125%, 3/8/33	EUR	1,600,000	1,916,396
BPCE SA, VRN, 3.65%, 1/14/37(1)		$4,405,000	4,000,967
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	2,266,365
Citigroup, Inc., VRN, 5.17%, 9/11/36		$2,030,000	2,056,050
Citigroup, Inc., VRN, 5.61%, 3/4/56		1,345,000	1,366,100
Comerica Bank, VRN, 5.33%, 8/25/33		595,000	597,805
Credit Agricole Italia SpA, 3.50%, 1/15/30	EUR	9,000,000	10,737,973
Credit Mutuel Arkea SA, VRN, 4.81%, 5/15/35	EUR	3,000,000	3,625,140
European Union, 0.00%, 7/4/31(2)	EUR	15,800,000	15,794,563
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	4,500,000	5,806,099
Intesa Sanpaolo SpA, 6.625%, 5/31/33	GBP	3,200,000	4,585,674
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)		$5,941,000	5,633,850
Intesa Sanpaolo SpA, VRN, 6.18%, 2/20/34	EUR	2,500,000	3,140,591
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31		$4,475,000	4,623,050
JPMorgan Chase & Co., VRN, 4.26%, 10/22/31		2,025,000	2,018,382
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		2,662,000	2,839,932
La Banque Postale SA, VRN, 5.625%, 9/21/28	GBP	1,000,000	1,336,986
mBank SA, VRN, 4.03%, 9/27/30	EUR	3,000,000	3,543,728

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Mizuho Financial Group, Inc., 2.10%, 4/8/32	EUR	6,565,000	$7,116,418
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31		$1,380,000	1,401,959
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,442,157
NatWest Group PLC, VRN, 3.03%, 11/28/35		$3,416,000	3,127,987
Novo Banco SA, VRN, 9.875%, 12/1/33	EUR	7,000,000	9,443,469
Royal Bank of Canada, VRN, 4.31%, 11/3/31(3)		$3,525,000	3,506,591
Standard Chartered PLC, VRN, 1.20%, 9/23/31	EUR	1,585,000	1,801,506
Sumitomo Mitsui Banking Corp., 2.74%, 2/18/30	EUR	6,000,000	6,928,530
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82		$7,030,000	7,434,106
Wells Fargo & Co., VRN, 5.61%, 4/23/36		940,000	988,180
Wells Fargo & Co., VRN, 5.01%, 4/4/51		1,190,000	1,111,475
Zions Bancorp NA, VRN, 6.82%, 11/19/35		4,581,000	4,865,088
			173,946,320
Biotechnology — 0.2%
Amgen, Inc., 5.65%, 3/2/53		1,425,000	1,423,117
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)		4,735,000	4,684,139
			6,107,256
Building Products — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		7,540,000	7,139,396
Carlisle Cos., Inc., 5.55%, 9/15/40		1,233,000	1,253,652
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,253,000	1,289,352
Standard Industries, Inc., 4.375%, 7/15/30(1)		470,000	453,654
			10,136,054
Capital Markets — 1.7%
Ares Strategic Income Fund, 5.70%, 3/15/28		1,270,000	1,285,301
Blue Owl Capital Corp., 5.95%, 3/15/29		1,069,000	1,083,486
Blue Owl Credit Income Corp., 7.75%, 1/15/29		1,745,000	1,859,875
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)		6,659,000	6,712,453
Blue Owl Technology Finance Corp., 6.75%, 4/4/29		2,595,000	2,653,774
Citadel Finance LLC, 5.90%, 2/10/30(1)		1,000,000	1,010,573
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29		300,000	318,829
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		534,000	540,861
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31		3,000,000	2,987,735
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,318,000	1,383,150
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)		4,040,000	4,065,663
HPS Corporate Lending Fund, 5.45%, 1/14/28		1,390,000	1,401,002
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)		2,105,000	2,090,256
LPL Holdings, Inc., 5.15%, 6/15/30		2,575,000	2,622,979
Morgan Stanley, VRN, 6.63%, 11/1/34		2,650,000	2,971,222
Morgan Stanley, VRN, 5.83%, 4/19/35		431,000	459,699
Morgan Stanley, VRN, 4.89%, 10/22/36		1,205,000	1,198,841
Morgan Stanley, VRN, 5.52%, 11/19/55		380,000	384,555
Northern Trust Corp., VRN, 3.375%, 5/8/32		8,560,000	8,416,917
			43,447,171
Chemicals — 0.3%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)		1,007,000	453,754
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)		8,636,000	3,481,085
Celanese U.S. Holdings LLC, 6.67%, 7/15/27		1,485,000	1,525,343
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)		522,000	429,870
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)		3,278,000	3,282,950
			9,173,002

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Communications Equipment — 0.0%
Cisco Systems, Inc., 5.50%, 2/24/55	$994,000	$1,004,335
Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	1,655,000	1,717,844
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	3,846,000	4,005,409
		5,723,253
Consumer Finance — 0.6%
Ally Financial, Inc., 8.00%, 11/1/31	2,363,000	2,691,201
American Express Co., VRN, 4.80%, 10/24/36	3,958,000	3,914,187
Capital One Financial Corp., VRN, 2.36%, 7/29/32	3,460,000	3,007,336
OneMain Finance Corp., 6.125%, 5/15/30	1,040,000	1,052,880
OneMain Finance Corp., 7.50%, 5/15/31	1,384,000	1,446,885
PRA Group, Inc., 8.875%, 1/31/30(1)	2,319,000	2,355,995
		14,468,484
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	2,510,000	2,507,412
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)(3)	1,365,000	1,372,721
		3,880,133
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	500,000	506,960
Massachusetts Institute of Technology, 5.62%, 6/1/55	805,000	856,846
		1,363,806
Diversified REITs — 0.7%
American Assets Trust LP, 3.375%, 2/1/31	2,410,000	2,197,828
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	2,973,000	2,980,908
Kilroy Realty LP, 3.05%, 2/15/30	1,440,000	1,327,704
Kilroy Realty LP, 2.50%, 11/15/32	190,000	158,042
Kilroy Realty LP, 2.65%, 11/15/33	511,000	417,867
Piedmont Operating Partnership LP, 9.25%, 7/20/28	3,269,000	3,619,022
Piedmont Operating Partnership LP, 6.875%, 7/15/29	531,000	562,685
Prologis Targeted U.S. Logistics Fund LP, 4.25%, 1/15/31(1)	890,000	883,901
Prologis Targeted U.S. Logistics Fund LP, 4.75%, 1/15/36(1)	2,000,000	1,959,468
Trust Fibra Uno, 4.87%, 1/15/30(1)	612,000	598,414
Trust Fibra Uno, 8.25%, 1/23/37(1)	3,690,000	4,186,783
		18,892,622
Diversified Telecommunication Services — 0.4%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	6,190,000	6,551,397
Sprint Capital Corp., 6.875%, 11/15/28	2,559,000	2,749,846
		9,301,243
Electric Utilities — 1.8%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	4,196,000	4,214,127
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	1,325,000	1,328,612
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	1,325,000	1,342,921
Commonwealth Edison Co., 5.30%, 2/1/53	967,000	943,632
Commonwealth Edison Co., 5.95%, 6/1/55	845,000	902,913
Duke Energy Corp., 4.95%, 9/15/35	980,000	975,062
Duke Energy Progress LLC, 4.15%, 12/1/44	620,000	530,353
Duke Energy Progress LLC, 5.55%, 3/15/55	3,360,000	3,393,349
Electricite de France SA, 6.95%, 1/26/39(1)	4,096,000	4,591,427
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	7,400,000	7,458,919
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	2,698,000	2,688,467
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	4,228,000	4,278,170

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Jersey Central Power & Light Co., 5.15%, 1/15/36(1)		$1,744,000	$1,769,299
Kentucky Utilities Co., 5.85%, 8/15/55		616,000	636,141
Louisville Gas & Electric Co., 5.85%, 8/15/55		616,000	635,165
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)		945,000	952,932
Northern States Power Co., 5.10%, 5/15/53		1,035,000	992,688
Northern States Power Co., 5.65%, 5/15/55		1,284,000	1,325,717
NRG Energy, Inc., 2.00%, 12/2/25(1)		1,850,000	1,844,131
Palomino Funding Trust I, 7.23%, 5/17/28(1)		1,380,000	1,461,238
RWE Finance U.S. LLC, 5.125%, 9/18/35(1)		992,000	979,132
Southern Co. Gas Capital Corp., 5.10%, 9/15/35		2,649,000	2,665,911
Union Electric Co., 5.45%, 3/15/53		1,045,000	1,031,909
			46,942,215
Electrical Equipment — 0.0%
Hubbell, Inc., 4.80%, 11/15/35(3)		930,000	926,578
Electronic Equipment, Instruments and Components — 0.5%
Amphenol Corp., 4.125%, 11/15/30(3)		2,950,000	2,927,283
Amphenol Corp., 4.40%, 2/15/33(3)		2,430,000	2,403,638
Amphenol Corp., 4.625%, 2/15/36(3)		3,000,000	2,949,598
Amphenol Corp., 5.30%, 11/15/55(3)		1,320,000	1,285,498
Keysight Technologies, Inc., 5.35%, 7/30/30		1,069,000	1,111,254
TD SYNNEX Corp., 4.30%, 1/17/29		3,177,000	3,168,784
			13,846,055
Energy Equipment and Services — 0.1%
Enerflex Ltd., 9.00%, 10/15/27(1)		3,736,000	3,825,761
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27		3,486,000	3,424,995
Financial Services — 1.5%
Antares Holdings LP, 6.35%, 10/23/29(1)		2,485,000	2,536,613
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)		3,612,000	3,784,389
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	3,041,300
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,492,844
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	979,584
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	979,546
Essent Group Ltd., 6.25%, 7/1/29		$2,785,000	2,916,730
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		2,530,000	2,658,132
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		2,299,000	2,275,463
NMI Holdings, Inc., 6.00%, 8/15/29		3,345,000	3,453,043
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)		4,375,000	4,584,510
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)		1,188,000	1,230,201
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)		740,000	759,129
Rocket Cos., Inc., 6.125%, 8/1/30(1)		2,335,000	2,410,077
Rocket Cos., Inc., 6.375%, 8/1/33(1)		2,290,000	2,388,424
UWM Holdings LLC, 6.25%, 3/15/31(1)		2,405,000	2,402,177
			39,892,162
Food Products — 0.2%
Flowers Foods, Inc., 5.75%, 3/15/35		1,375,000	1,390,956
Mars, Inc., 5.20%, 3/1/35(1)		989,000	1,015,468
Mars, Inc., 5.65%, 5/1/45(1)		2,245,000	2,289,599
Mars, Inc., 5.70%, 5/1/55(1)		1,313,000	1,336,927
			6,032,950
Gas Utilities — 0.1%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		277,000	272,820

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	$1,634,000	$1,625,054
Snam SpA, 6.50%, 5/28/55(1)	1,677,000	1,807,898
		3,705,772
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	1,483,000	1,568,787
Health Care Equipment and Supplies — 0.4%
Hologic, Inc., 3.25%, 2/15/29(1)	2,610,000	2,578,262
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	7,308,000	7,527,262
		10,105,524
Health Care Providers and Services — 1.3%
Centene Corp., 4.625%, 12/15/29	2,060,000	1,999,691
CVS Health Corp., 5.45%, 9/15/35	1,006,000	1,027,677
CVS Health Corp., 6.00%, 6/1/44	1,175,000	1,190,991
CVS Health Corp., VRN, 7.00%, 3/10/55	2,288,000	2,407,493
Elevance Health, Inc., 5.00%, 1/15/36	1,080,000	1,076,062
HCA, Inc., 4.90%, 11/15/35	3,947,000	3,901,760
HCA, Inc., 5.70%, 11/15/55	2,763,000	2,697,130
Icon Investments Six DAC, 6.00%, 5/8/34	441,000	462,881
IQVIA, Inc., 5.00%, 5/15/27(1)	3,910,000	3,911,373
IQVIA, Inc., 6.25%, 2/1/29	1,265,000	1,333,547
Kaiser Foundation Hospitals, 3.00%, 6/1/51	505,000	339,482
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,166,000	1,201,169
Tenet Healthcare Corp., 5.125%, 11/1/27	4,753,000	4,750,986
Tenet Healthcare Corp., 6.125%, 10/1/28	1,665,000	1,668,187
UnitedHealth Group, Inc., 5.30%, 6/15/35	2,872,000	2,973,917
UnitedHealth Group, Inc., 5.50%, 7/15/44	1,286,000	1,291,219
UnitedHealth Group, Inc., 5.05%, 4/15/53	1,465,000	1,345,841
		33,579,406
Hotels, Restaurants and Leisure — 1.0%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	5,440,000	5,429,772
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	4,673,000	4,399,432
Carnival Corp., 4.00%, 8/1/28(1)	1,960,000	1,929,346
Carnival Corp., 5.125%, 5/1/29(1)	2,731,000	2,766,469
Hyatt Hotels Corp., 5.75%, 3/30/32	855,000	893,161
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	4,005,000	4,111,409
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	5,388,000	5,533,230
		25,062,819
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	2,627,000	2,635,580
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	140,000	143,462
KB Home, 4.80%, 11/15/29	2,866,000	2,852,738
		5,631,780
Independent Power and Renewable Electricity Producers — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	4,692,034	4,970,600
Saavi Energia SARL, 8.875%, 2/10/35(1)	3,545,000	3,815,306
		8,785,906
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	1,505,000	1,489,890
Insurance — 1.6%
Athene Global Funding, 5.53%, 7/11/31(1)	903,000	929,520
Beacon Funding Trust, 6.27%, 8/15/54(1)	710,000	730,911
CNA Financial Corp., 5.20%, 8/15/35	3,724,000	3,733,919

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
CNO Financial Group, Inc., 5.25%, 5/30/29		$3,880,000	$3,944,592
CNO Financial Group, Inc., 6.45%, 6/15/34		1,615,000	1,714,767
Global Atlantic Fin Co., 7.95%, 6/15/33(1)		6,435,000	7,391,766
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)		3,170,000	3,099,399
Lincoln National Corp., 7.00%, 6/15/40		1,123,000	1,275,302
MetLife Capital Trust IV, 7.875%, 12/15/67(1)		2,891,000	3,253,685
MetLife, Inc., 6.40%, 12/15/66		3,102,000	3,275,560
Rothesay Life PLC, 7.73%, 5/16/33	GBP	6,080,000	8,879,927
Wynnton Funding Trust II, 5.99%, 8/15/55(1)		$2,444,000	2,512,757
			40,742,105
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 4.60%, 11/15/32(3)		4,340,000	4,363,089
Meta Platforms, Inc., 4.875%, 11/15/35(3)		3,035,000	3,049,595
Meta Platforms, Inc., 5.50%, 11/15/45(3)		1,420,000	1,408,709
Meta Platforms, Inc., 5.625%, 11/15/55(3)		3,940,000	3,913,650
Meta Platforms, Inc., 5.75%, 11/15/65(3)		2,060,000	2,044,637
			14,779,680
IT Services — 0.3%
CoreWeave, Inc., 9.25%, 6/1/30(1)		4,120,000	4,165,736
Kyndryl Holdings, Inc., 3.15%, 10/15/31		3,275,000	2,985,649
			7,151,385
Machinery — 0.4%
AGCO Corp., 5.80%, 3/21/34		826,000	860,892
Chart Industries, Inc., 7.50%, 1/1/30(1)		6,440,000	6,724,332
Nordson Corp., 4.50%, 12/15/29		1,245,000	1,255,850
Weir Group, Inc., 5.35%, 5/6/30(1)		2,195,000	2,252,575
			11,093,649
Marine Transportation — 0.2%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)		5,339,000	5,610,267
Media — 1.4%
Cox Communications, Inc., 5.70%, 6/15/33(1)		1,887,000	1,923,012
Discovery Communications LLC, 3.95%, 3/20/28		2,435,000	2,338,817
Lamar Media Corp., 3.75%, 2/15/28		3,550,000	3,454,842
Nexstar Media, Inc., 4.75%, 11/1/28(1)		7,095,000	6,989,101
Paramount Global, 4.375%, 3/15/43		3,313,000	2,510,508
Paramount Global, VRN, 6.25%, 2/28/57		2,498,000	2,450,950
Sirius XM Radio LLC, 3.125%, 9/1/26(1)		2,685,000	2,664,936
Sirius XM Radio LLC, 4.00%, 7/15/28(1)		6,845,000	6,657,078
TEGNA, Inc., 4.625%, 3/15/28		5,490,000	5,439,225
Time Warner Cable LLC, 6.55%, 5/1/37		3,140,000	3,219,600
Versant Media Group, Inc., 7.25%, 1/30/31(1)		132,000	134,634
			37,782,703
Metals and Mining — 0.2%
Glencore Funding LLC, 5.19%, 4/1/30(1)		3,340,000	3,439,176
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34		679,000	706,703
Rio Tinto Finance USA PLC, 5.75%, 3/14/55		570,000	590,034
			4,735,913
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		4,240,000	4,160,879
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)		9,600,000	10,091,626
			14,252,505

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., VRN, 5.95%, 4/1/56		$2,702,000	$2,721,587
NiSource, Inc., 5.35%, 7/15/35		2,661,000	2,716,363
Sempra, VRN, 4.125%, 4/1/52		6,838,000	6,686,262
			12,124,212
Oil, Gas and Consumable Fuels — 2.2%
Cheniere Energy, Inc., 4.625%, 10/15/28		1,065,000	1,062,940
Ecopetrol SA, 7.75%, 2/1/32		2,535,000	2,622,280
Enbridge, Inc., VRN, 6.00%, 1/15/77		6,880,000	6,912,453
Energy Transfer LP, 6.55%, 12/1/33		2,145,000	2,345,368
Energy Transfer LP, 6.125%, 12/15/45		1,185,000	1,183,675
Eni SpA, 4.25%, 5/19/33	EUR	2,610,000	3,184,351
Eni SpA, 5.95%, 5/15/54(1)		$909,000	904,694
Expand Energy Corp., 6.75%, 4/15/29(1)		435,000	438,588
Expand Energy Corp., 5.375%, 3/15/30		5,171,000	5,248,631
Matador Resources Co., 6.50%, 4/15/32(1)		2,010,000	2,030,361
Occidental Petroleum Corp., 6.45%, 9/15/36		335,000	355,921
Petroleos Mexicanos, 6.84%, 1/23/30		854,000	877,134
Petroleos Mexicanos, 5.95%, 1/28/31		15,650,000	15,318,236
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)		1,915,000	1,882,420
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)		2,270,000	2,279,276
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)		1,336,000	1,360,060
SM Energy Co., 6.75%, 9/15/26		3,547,000	3,552,579
Sunoco LP, 7.00%, 5/1/29(1)		2,116,000	2,207,384
Sunoco LP, 5.875%, 3/15/34(1)		2,566,000	2,567,234
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)		2,486,000	2,634,529
			58,968,114
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)		2,986,000	2,866,468
Passenger Airlines — 1.1%
American Airlines, Inc., 7.25%, 2/15/28(1)		2,750,000	2,815,512
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		3,641,836	3,653,370
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)		4,875,000	4,923,750
Latam Airlines Group SA, 7.875%, 4/15/30(1)		3,907,000	4,045,308
Southwest Airlines Co., 4.375%, 11/15/28(3)		3,670,000	3,662,654
United Airlines, Inc., 4.375%, 4/15/26(1)		7,242,000	7,231,571
United Airlines, Inc., 4.625%, 4/15/29(1)		2,095,000	2,076,241
			28,408,406
Personal Care Products — 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)		3,975,000	3,991,619
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.55%, 2/22/54		1,000,000	995,737
Merck & Co., Inc., 5.70%, 9/15/55		2,070,000	2,136,288
			3,132,025
Real Estate Management and Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)		1,661,000	1,809,711
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom, Inc., 4.80%, 2/15/36		2,165,000	2,149,808
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)		1,395,000	1,441,695
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)		1,575,000	1,677,830
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		1,141,000	1,206,663
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)		1,210,000	1,288,686

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Intel Corp., 5.15%, 2/21/34		$1,065,000	$1,081,520
Intel Corp., 5.60%, 2/21/54		711,000	680,472
Micron Technology, Inc., 5.30%, 1/15/31		2,695,000	2,786,680
			12,313,354
Software — 0.8%
AppLovin Corp., 5.125%, 12/1/29		438,000	447,211
AppLovin Corp., 5.50%, 12/1/34		2,440,000	2,507,579
Oracle Corp., 4.80%, 9/26/32		9,346,000	9,252,462
Oracle Corp., 5.20%, 9/26/35		4,050,000	3,990,256
Oracle Corp., 5.50%, 9/27/64		485,000	423,397
Synopsys, Inc., 5.00%, 4/1/32		5,302,000	5,414,993
			22,035,898
Specialized REITs — 0.3%
American Tower Corp., 5.35%, 3/15/35		3,535,000	3,634,810
EPR Properties, 4.95%, 4/15/28		2,040,000	2,060,255
EPR Properties, 3.75%, 8/15/29		500,000	481,799
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)		2,270,000	2,196,058
			8,372,922
Specialty Retail — 0.4%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)		321,000	324,150
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)		2,935,000	2,974,476
Lowe's Cos., Inc., 4.50%, 10/15/32		3,010,000	2,982,729
Lowe's Cos., Inc., 4.85%, 10/15/35		4,360,000	4,307,154
			10,588,509
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC/EMC Corp., 4.50%, 2/15/31		3,790,000	3,780,494
Dell International LLC/EMC Corp., 5.30%, 4/1/32		1,177,000	1,215,990
			4,996,484
Textiles, Apparel and Luxury Goods — 0.1%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)		1,175,000	1,170,204
Gildan Activewear, Inc., 5.40%, 10/7/35(1)		1,965,000	1,958,079
			3,128,283
Trading Companies and Distributors — 0.1%
Herc Holdings, Inc., 5.50%, 7/15/27(1)		688,000	688,299
Herc Holdings, Inc., 7.25%, 6/15/33(1)		2,163,000	2,282,112
			2,970,411
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.70%, 12/15/33		2,203,000	2,465,070
TOTAL CORPORATE BONDS (Cost $821,294,212)			834,140,611
SOVEREIGN GOVERNMENTS AND AGENCIES — 22.1%
Australia — 1.0%
Australia Government Bonds, 1.75%, 6/21/51	AUD	4,300,000	1,507,355
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,209,267
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,311,608
Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	11,964,164
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,320,878
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,804,106
			26,117,378
Belgium — 1.8%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(1)	EUR	16,250,000	18,414,188
Kingdom of Belgium Government Bonds, 5.00%, 3/28/35(1)	EUR	15,220,000	20,238,791

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	$4,596,198
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	4,086,000	3,139,771
Kingdom of Belgium Government Bonds, 3.10%, 6/22/35(1)	EUR	1,500,000	1,719,089
			48,108,037
Canada — 0.2%
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,139,326
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,511,994
			5,651,320
China — 3.9%
China Government Bonds, 2.64%, 1/15/28	CNY	48,000,000	6,932,782
China Government Bonds, 2.54%, 12/25/30	CNY	277,000,000	40,782,549
China Government Bonds, 2.67%, 11/25/33	CNY	88,000,000	13,245,173
China Government Bonds, 2.67%, 11/25/33	CNY	50,000,000	7,525,847
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	10,474,724
China Government Bonds, 2.19%, 9/25/54	CNY	118,000,000	16,693,629
China Government Bonds, 2.19%, 9/25/54	CNY	48,000,000	6,790,023
			102,444,727
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35		$880,000	961,400
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,371,781
			3,333,181
Czech Republic — 0.3%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	6,310,219
Denmark — 0.2%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	5,102,087
Finland — 0.3%
Finland Government Bonds, 1.50%, 9/15/32(1)	EUR	7,500,000	8,008,185
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	959,521
Bundesrepublik Deutschland Bundesanleihe, 1.80%, 8/15/53	EUR	3,330,000	2,861,447
			3,820,968
Indonesia — 0.4%
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	181,530,000,000	11,317,554
Israel — 0.1%
Israel Government Bonds - Fixed, 2.80%, 11/29/52	ILS	10,000,000	2,375,688
Italy — 2.0%
Italy Buoni Poliennali Del Tesoro, 0.90%, 4/1/31	EUR	10,000,000	10,497,763
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	10,000,000	10,226,000
Italy Buoni Poliennali Del Tesoro, 3.85%, 7/1/34	EUR	17,700,000	21,419,558
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,332,654
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	9,631,832
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	359,808
			53,467,615
Japan — 3.8%
Japan Government Forty Year Bonds, 1.40%, 3/20/55	JPY	625,000,000	2,754,946
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,595,090
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	7,703,333
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	1,673,400,000	8,812,216
Japan Government Thirty Year Bonds, 0.40%, 3/20/50	JPY	700,000,000	2,564,972
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	2,733,521
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	5,116,040
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	6,739,804

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	$1,215,808
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	1,680,677
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,423,845
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	657,000,000	2,951,418
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	1,853,500,000	7,852,873
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	4,946,161
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	5,514,799
Japan Government Thirty Year Bonds, 2.20%, 6/20/54	JPY	680,000,000	3,675,991
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	6,858,368
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	5,059,455
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	5,021,752
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	5,447,050
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	4,082,642
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	4,464,732
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,629,220
			100,844,713
Malaysia — 0.3%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	8,415,426
Mexico — 0.8%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		13,000,000	13,222,950
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	8,311,354
			21,534,304
New Zealand — 1.2%
New Zealand Government Bonds, 1.75%, 5/15/41	NZD	6,040,000	2,359,632
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	49,350,000	29,207,570
			31,567,202
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	269,206
Poland — 0.2%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,647,662
Saudi Arabia — 0.6%
Saudi Government International Bonds, 3.375%, 3/5/32(1)	EUR	14,250,000	16,568,884
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	3,413,898
Spain — 2.4%
Spain Government Bonds, 0.80%, 7/30/29	EUR	10,500,000	11,441,710
Spain Government Bonds, 2.70%, 1/31/30	EUR	10,000,000	11,660,773
Spain Government Bonds, 0.10%, 4/30/31(1)	EUR	10,000,000	10,093,311
Spain Government Bonds, 3.10%, 7/30/31	EUR	10,000,000	11,819,043
Spain Government Bonds, 3.15%, 4/30/33(1)	EUR	7,000,000	8,232,183
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,274,823
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,829,657
			62,351,500
Sweden — 0.2%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	2,909,695
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,785,968
			4,695,663
Thailand — 0.4%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	9,338,044
United Kingdom — 1.6%
U.K. Gilts, 1.75%, 9/7/37	GBP	9,375,000	9,151,455
U.K. Gilts, 3.75%, 1/29/38	GBP	20,000,000	24,018,157

Schedule of Investments - Global Bond Fund

		Principal Amount/Shares	Value
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	$1,188,873
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,299,110
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,279,493
			42,937,088
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $645,949,376)			581,640,549
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47		$467,695	468,022
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47		304,168	304,102
			772,124
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.4%
FHLMC, 6.00%, 2/1/38		535	565
FHLMC, 3.50%, 2/1/49		6,826,011	6,425,956
FHLMC, 3.50%, 5/1/50		4,495,910	4,186,077
FHLMC, 2.50%, 10/1/50		5,512,351	4,687,039
FHLMC, 2.50%, 5/1/51		151,080	129,641
FHLMC, 3.50%, 5/1/51		5,655,863	5,270,095
FHLMC, 2.00%, 8/1/51		16,684,347	13,661,456
FHLMC, 3.00%, 12/1/51		5,756,013	5,125,553
FHLMC, 3.50%, 5/1/52		861,500	796,065
FHLMC, 3.50%, 5/1/52		292,966	272,937
FHLMC, 4.00%, 5/1/52		297,744	284,137
FHLMC, 5.00%, 8/1/52		5,724,215	5,749,504
FHLMC, 6.00%, 11/1/52		5,420,233	5,589,101
FHLMC, 6.00%, 1/1/53		4,001,270	4,119,845
FHLMC, 6.00%, 8/1/53		5,067,806	5,265,212
FHLMC, 6.50%, 11/1/53		4,757,469	4,943,739
FHLMC, 5.50%, 4/1/54		10,094,768	10,279,393
FNMA, 3.50%, 10/1/40		665,616	641,103
FNMA, 4.50%, 9/1/41		4,562	4,583
FNMA, 3.50%, 5/1/42		13,659	13,096
FNMA, 4.00%, 2/1/46		90,858	87,978
FNMA, 4.00%, 3/1/50		6,631,781	6,340,886
FNMA, 2.50%, 6/1/50		8,284,111	7,105,550
FNMA, 4.00%, 3/1/51		9,025,299	8,684,897
FNMA, 4.00%, 3/1/51		6,960,455	6,709,397
FNMA, 2.50%, 12/1/51		5,278,312	4,536,126
FNMA, 2.50%, 2/1/52		2,143,380	1,843,271
FNMA, 3.00%, 2/1/52		5,249,208	4,709,219
FNMA, 3.00%, 4/1/52		14,625,620	13,227,730
FNMA, 3.50%, 4/1/52		183,541	169,690
FNMA, 3.00%, 5/1/52		237,361	214,321
FNMA, 3.50%, 5/1/52		8,826,946	8,172,912
FNMA, 3.50%, 5/1/52		5,462,353	5,055,950
FNMA, 3.50%, 5/1/52		533,129	499,749
FNMA, 4.00%, 5/1/52		3,757,967	3,578,538
FNMA, 3.00%, 6/1/52		13,284,210	11,911,509
FNMA, 5.00%, 8/1/52		2,594,417	2,602,439
FNMA, 5.00%, 10/1/52		9,361,092	9,409,350
FNMA, 5.50%, 10/1/52		3,860,481	3,917,220
FNMA, 5.00%, 1/1/53		10,915,897	10,946,839

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
FNMA, 5.50%, 1/1/53	$4,589,928	$4,669,610
FNMA, 6.50%, 1/1/53	5,261,653	5,472,989
FNMA, 5.50%, 3/1/53	11,367,234	11,614,138
FNMA, 4.50%, 6/1/53	11,392,178	11,272,655
FNMA, 4.50%, 8/1/53	3,305,913	3,255,592
FNMA, 6.00%, 9/1/53	4,053,621	4,193,491
FNMA, 6.00%, 9/1/53	1,631,475	1,673,969
FNMA, 5.50%, 3/1/54	7,693,520	7,794,595
FNMA, 4.50%, 4/1/54	4,968,344	4,860,767
FNMA, 6.00%, 5/1/54	5,533,253	5,671,273
GNMA, 5.00%, TBA	5,891,000	5,873,784
GNMA, 6.00%, 7/15/33	1,260	1,295
GNMA, 4.50%, 10/15/39	1,699	1,705
GNMA, 5.00%, 10/15/39	3,049	3,135
GNMA, 4.50%, 1/15/40	2,487	2,500
GNMA, 4.00%, 12/15/40	2,744	2,649
GNMA, 4.50%, 12/15/40	8,571	8,582
GNMA, 3.50%, 6/20/42	1,521,230	1,449,156
GNMA, 3.00%, 5/20/50	1,040,333	937,403
GNMA, 3.00%, 7/20/50	2,748,897	2,480,410
GNMA, 3.50%, 6/20/51	2,344,020	2,162,457
GNMA, 3.00%, 7/20/51	6,352,787	5,718,389
GNMA, 2.00%, 12/20/51	12,818,472	10,674,702
GNMA, 4.00%, 9/20/52	6,948,552	6,629,865
GNMA, 4.50%, 9/20/52	4,329,849	4,259,333
GNMA, 4.50%, 10/20/52	7,866,306	7,736,982
GNMA, 4.00%, 4/20/54	15,781,595	14,987,150
GNMA, 5.00%, 12/20/54	4,341,055	4,338,887
UMBS, 5.00%, TBA	10,159,000	10,109,438
		325,025,569
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $323,799,132)		325,797,693
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3%
Private Sponsor Collateralized Mortgage Obligations — 10.0%
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	6,869,109	6,958,989
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	3,007,013	3,042,842
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	7,876,287	7,988,591
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	7,002,170	7,021,655
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	2,561,120	2,561,001
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(1)	10,102,318	10,187,159
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	6,807,841	6,895,805
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 6.40%, 5/25/65(1)	4,482,000	4,513,067
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	11,243,409	11,333,447
GS Mortgage-Backed Securities Trust, Series 2024-PJ5, Class A15, SEQ, VRN, 6.00%, 9/25/54(1)	7,093,387	7,169,397
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	7,702,309	7,700,594
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	13,520,985	13,607,387
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(1)	7,178,102	7,286,291
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	8,843,347	8,896,014
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	3,060,000	3,094,350
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	6,794,866	6,824,606
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	4,692,611	4,700,071
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	10,413,055	10,556,953

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	$4,051,084	$4,081,771
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	6,885,878	6,971,277
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	4,672,394	4,692,369
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	5,116,816	5,124,215
JP Morgan Mortgage Trust, Series 2024-CCM1, Class A4A, SEQ, VRN, 5.50%, 4/25/55(1)	5,221,584	5,258,602
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	6,483,675	6,579,928
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	6,813,929	6,844,041
JP Morgan Mortgage Trust, Series 2025-CCM1, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	10,497,758	10,563,211
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A4, VRN, 6.00%, 11/25/53(1)	3,258,408	3,272,179
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	4,437,956	4,464,062
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	3,980,859	3,994,303
OBX Trust, Series 2025-J1, Class A5, SEQ, VRN, 5.50%, 5/25/55(1)	7,703,865	7,757,281
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	16,029,148	16,148,591
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	8,786,773	8,843,486
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	2,385,613	2,389,381
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	6,922,966	7,031,807
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	2,658,838	2,661,359
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	3,926,775	3,944,734
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	5,772,735	5,771,275
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	8,319,355	8,350,257
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	5,468,940	5,493,434
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)	2,037,810	2,059,615
		262,635,397
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2022-R09, Class 2M1, VRN, 6.68%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,193,528	1,209,455
FNMA, Series 2023-R05, Class 1M1, VRN, 6.08%, (30-day average SOFR plus 1.90%), 6/25/43(1)	4,410,597	4,454,770
FNMA, Series 2024-R01, Class 1M1, VRN, 5.23%, (30-day average SOFR plus 1.05%), 1/25/44(1)	3,378,844	3,380,046
		9,044,271
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $270,163,753)		271,679,668
CONVERTIBLE PREFERRED SECURITIES — 8.8%
Banks — 7.4%
ABN AMRO Bank NV, 4.75%	6,000,000	6,964,472
Australia & New Zealand Banking Group Ltd., 6.75%(1)	7,870,000	7,994,716
Banco Bilbao Vizcaya Argentaria SA, 6.125%	7,000,000	7,032,004
Banco de Sabadell SA, 5.00%	3,000,000	3,504,024
Banco Mercantil del Norte SA, 5.875%(1)	3,537,000	3,510,470
Banco Mercantil del Norte SA, 7.50%(1)	1,774,000	1,821,304
Banco Santander SA, 4.75%	14,400,000	14,199,434
Barclays PLC, 6.375%	2,090,000	2,755,070
Barclays PLC, 8.00%	7,523,000	8,033,225
BNP Paribas SA, 8.50%(1)	12,253,000	12,986,416
BNP Paribas SA, 7.375%	2,400,000	3,034,895
Commerzbank AG, 4.25%	7,000,000	8,017,638
Cooperatieve Rabobank UA, 3.25%	5,000,000	5,718,504
Credit Agricole SA, 7.25%	4,900,000	6,099,024
Danske Bank AS, 4.375%	11,100,000	11,053,031
HSBC Holdings PLC, 6.00%	6,847,000	6,904,706
HSBC Holdings PLC, 6.875%	1,973,000	2,043,059
ING Groep NV, 5.75%	7,410,000	7,446,472
ING Groep NV, 7.50%	7,125,000	7,451,334
La Banque Postale SA, 3.875%	4,400,000	5,063,445

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Lloyds Banking Group PLC, 6.75%	3,919,000	$3,952,076
Macquarie Bank Ltd., 6.125%(1)	5,354,000	5,459,126
NatWest Group PLC, 5.125%	1,585,000	2,071,548
Nordea Bank Abp, 6.625%(1)	14,035,000	14,145,933
Skandinaviska Enskilda Banken AB, 6.875%	7,200,000	7,388,507
Societe Generale SA, 4.75%(1)	1,207,000	1,202,142
Societe Generale SA, 9.375%(1)	7,760,000	8,337,507
Societe Generale SA, 7.875%	1,600,000	1,999,760
Standard Chartered PLC, 7.75%(1)	2,118,000	2,203,067
Svenska Handelsbanken AB, 4.375%	7,400,000	7,312,801
UniCredit SpA, 3.875%	7,255,000	8,286,765
		193,992,475
Capital Markets — 0.9%
Deutsche Bank AG, 7.125%	6,500,000	8,568,721
Deutsche Bank AG, 4.625%	4,600,000	5,271,159
UBS Group AG, 9.25%(1)	9,505,000	10,371,143
		24,211,023
Financial Services — 0.3%
Nationwide Building Society, 5.75%	6,600,000	8,702,252
Insurance — 0.2%
CNP Assurances SA, 4.75%	3,500,000	4,075,412
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $224,343,460)		230,981,162
ASSET-BACKED SECURITIES — 3.2%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	$3,145,108	2,981,216
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	6,753,255	6,726,094
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)	1,746,000	1,706,568
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	6,300,000	6,207,584
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(1)	12,776,124	12,781,548
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	8,675,000	8,632,735
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,008,095	930,815
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	12,500,000	8,196,944
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(1)	5,118,733	5,118,104
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	7,383,000	7,568,095
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	259,154	258,053
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	3,634,000	3,590,833
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	4,800,000	4,820,509
Trinity Rail Leasing LLC, Series 2025-1A, Class A, SEQ, 5.09%, 10/19/55(1)	6,267,000	6,268,392
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)	7,444,627	7,455,489
TOTAL ASSET-BACKED SECURITIES (Cost $83,777,482)		83,242,979
U.S. TREASURY SECURITIES — 2.7%
U.S. Treasury Notes, 1.625%, 10/31/26(4)	20,395,000	19,978,680
U.S. Treasury Notes, 4.00%, 5/31/30(4)	50,350,000	51,012,811
TOTAL U.S. TREASURY SECURITIES (Cost $70,261,604)		70,991,491
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	2,505,000	2,058,880
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)	3,000,000	2,372,046
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	2,119,664
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	10,991,000	11,548,429
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	2,514,000	1,483,880
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	4,180,580

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	$2,618,000	$1,738,376
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,803,077
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,731,320
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	2,392,000	2,002,858
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	4,192,000	3,503,360
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.57%, 7/15/39(1)	11,242,000	11,471,719
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	2,008,000	1,833,219
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	4,250,000	4,260,928
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,747,309
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,651,551
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $57,556,291)		60,507,196
PREFERRED SECURITIES — 2.2%
Banks — 0.7%
Citigroup, Inc., 3.875%	7,483,000	7,445,503
Citigroup, Inc., 6.25%	4,430,000	4,472,900
JPMorgan Chase & Co., 3.65%	2,702,000	2,671,999
M&T Bank Corp., 5.125%	163,000	162,920
Wells Fargo & Co., 3.90%	3,985,000	3,961,268
		18,714,590
Capital Markets — 0.1%
Charles Schwab Corp., 4.00%	4,064,000	4,031,858
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 2.88%	1,600,000	1,814,329
Oil, Gas and Consumable Fuels — 0.7%
Energy Transfer LP, 6.625%	4,235,000	4,234,522
Energy Transfer LP, 6.50%	6,722,000	6,759,468
Eni SpA, 3.375%	3,295,000	3,783,141
Sunoco LP, 7.875%(1)	2,525,000	2,566,069
		17,343,200
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	5,590,000	5,536,509
Aircastle Ltd., 5.25%(1)	11,364,000	11,309,099
		16,845,608
TOTAL PREFERRED SECURITIES (Cost $57,355,878)		58,749,585
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.50%, (1-month SOFR plus 1.46%), 11/15/36(1)	$2190983	2,192,077
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class AR, VRN, 5.30%, (3-month SOFR plus 1.40%), 1/15/33(1)	3,952,263	3,957,116
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 6.25%, (3-month SOFR plus 2.36%), 7/18/30(1)	6,800,000	6,820,354
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 5.63%, (3-month SOFR plus 1.75%), 1/17/38(1)	7,625,000	7,637,331
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 5.90%, (1-month SOFR plus 1.86%), 7/15/36(1)	4,913,654	4,910,635
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 5.64%, (3-month SOFR plus 1.78%), 1/25/38(1)	3,525,000	3,532,642
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.22%, (3-month SOFR plus 2.36%), 1/25/32(1)	5,200,000	5,215,768
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 5.65%, (3-month SOFR plus 1.75%), 1/15/38(1)	7,975,000	7,988,356
MF1 Ltd., Series 2020-FL4, Class A, VRN, 5.85%, (1-month SOFR plus 1.81%), 12/15/35(1)	1,142,056	1,142,646
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 5.86%, (3-month SOFR plus 1.96%), 1/16/31(1)	907,570	906,465
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 5.80%, (3-month SOFR plus 1.90%), 1/15/38(1)	8,100,000	8,126,041
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $51,933,905)		52,429,431
MUNICIPAL SECURITIES — 0.5%
California State University Rev., 2.98%, 11/1/51	825,000	574,189

Schedule of Investments - Global Bond Fund

	Principal Amount/Shares	Value
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	$241,438	$205,142
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	725,000	601,548
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,942,111
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	906,898
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	255,000	277,957
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,243,504
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	284,991
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	316,111
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	626,586
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	431,830
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	296,479
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(5)	120,000	122,472
State of California GO, 7.60%, 11/1/40	20,000	24,767
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	470,000	489,143
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	710,000	732,281
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)	1,295,000	1,328,620
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	236,518
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	455,000	488,656
University of California Rev., 3.07%, 5/15/51	670,000	465,435
TOTAL MUNICIPAL SECURITIES (Cost $13,203,809)		11,595,238
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,467,928)	2,000,000	2,275,848
BANK LOAN OBLIGATIONS(6) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2025 Term Loan K, 6.25%, (3-month SOFR plus 2.25%), 3/22/30 (Cost $1,822,634)	1,814,221	1,817,741
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	108,489	108,489
Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $40,989,769), at 4.15%, dated 10/31/25, due 11/3/25 (Delivery value $40,199,898)		40,186,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,294,489)		40,294,489
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,664,223,953)		2,626,143,681
OTHER ASSETS AND LIABILITIES — 0.1%		3,161,924
TOTAL NET ASSETS — 100.0%		$2,629,305,605

Schedule of Investments - Global Bond Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,899,155	AUD	38,926,956	UBS AG(7)	12/17/25	$417,254
USD	3,859,565	CAD	5,321,100	Citibank NA	12/17/25	57,103
CNY	743,339,348	USD	104,872,933	Morgan Stanley & Co. LLC	11/5/25	(343,430)
USD	104,660,305	CNY	743,339,348	Citibank NA	11/5/25	130,802
USD	101,255,931	CNY	717,195,761	Morgan Stanley & Co. LLC	12/3/25	90,566
USD	2,303,464	COP	9,132,384,207	Citibank NA	12/17/25	(51,763)
USD	6,305,372	CZK	130,894,614	Goldman Sachs & Co. LLC	12/17/25	98,665
USD	5,136,696	DKK	32,514,596	JPMorgan Chase Bank NA	12/17/25	103,759
EUR	4,306,000	USD	5,131,338	JPMorgan Chase Bank NA	12/17/25	(155,918)
EUR	1,179,912	USD	1,394,968	Morgan Stanley & Co. LLC	12/17/25	(31,623)
EUR	5,376,077	USD	6,402,119	Morgan Stanley & Co. LLC	12/17/25	(190,266)
EUR	250,064	USD	297,596	Morgan Stanley & Co. LLC	12/17/25	(8,657)
EUR	2,733,465	USD	3,256,980	Morgan Stanley & Co. LLC	12/17/25	(98,564)
EUR	21,521,597	USD	25,602,187	Morgan Stanley & Co. LLC	12/17/25	(734,795)
EUR	22,596,627	USD	26,894,989	Morgan Stanley & Co. LLC	12/17/25	(785,441)
EUR	6,505,096	USD	7,672,106	Morgan Stanley & Co. LLC	12/17/25	(155,715)
EUR	6,684,617	USD	7,789,402	Morgan Stanley & Co. LLC	12/17/25	(65,580)
EUR	6,452,247	USD	7,635,034	UBS AG(7)	12/17/25	(179,707)
EUR	1,813,173	USD	2,151,401	UBS AG(7)	12/17/25	(56,348)
EUR	3,624,539	USD	4,221,747	UBS AG(7)	12/17/25	(33,729)
USD	134,560	EUR	115,638	Goldman Sachs & Co. LLC	12/17/25	945
USD	414,554,923	EUR	352,020,668	JPMorgan Chase Bank NA	12/17/25	7,808,353
USD	21,916,167	EUR	18,494,328	JPMorgan Chase Bank NA	12/17/25	546,671
USD	8,164,380	EUR	6,889,882	JPMorgan Chase Bank NA	12/17/25	203,382
USD	5,520,674	EUR	4,619,289	Morgan Stanley & Co. LLC	12/17/25	183,261
USD	4,089,889	EUR	3,464,919	Morgan Stanley & Co. LLC	12/17/25	86,306
USD	444,071	EUR	382,316	Morgan Stanley & Co. LLC	12/17/25	2,319
USD	1,793,355	EUR	1,538,338	Morgan Stanley & Co. LLC	12/17/25	15,864
USD	2,302,750	EUR	1,975,381	Morgan Stanley & Co. LLC	12/17/25	20,272
GBP	642,225	USD	873,560	Citibank NA	12/17/25	(29,823)
GBP	206,995	USD	281,754	Goldman Sachs & Co. LLC	12/17/25	(9,810)
GBP	210,278	USD	286,931	JPMorgan Chase Bank NA	12/17/25	(10,673)
GBP	605,030	USD	825,306	JPMorgan Chase Bank NA	12/17/25	(30,434)
GBP	1,126,226	USD	1,539,363	Morgan Stanley & Co. LLC	12/17/25	(59,759)
GBP	1,319,475	USD	1,766,770	UBS AG(7)	12/17/25	(33,282)
GBP	1,678,552	USD	2,247,488	UBS AG(7)	12/17/25	(42,255)
USD	8,967,718	GBP	6,699,442	Citibank NA	12/17/25	166,182
USD	24,160,718	GBP	17,872,368	JPMorgan Chase Bank NA	12/17/25	680,508
USD	68,138,734	GBP	50,282,766	Morgan Stanley & Co. LLC	12/17/25	2,078,663
USD	4,718,558	GBP	3,544,414	Morgan Stanley & Co. LLC	12/17/25	62,007
USD	10,998,219	IDR	181,628,211,664	UBS AG(7)	12/17/25	85,029
USD	2,253,036	ILS	7,491,319	Bank of America NA	12/17/25	(46,136)
USD	105,341,773	JPY	15,410,793,426	JPMorgan Chase Bank NA	12/17/25	4,912,108
USD	8,126,446	MXN	152,683,136	Goldman Sachs & Co. LLC	12/17/25	(54,882)
USD	8,609,626	MYR	36,100,160	Goldman Sachs & Co. LLC	12/17/25	(19,809)
NZD	9,967,320	USD	5,719,906	UBS AG(7)	12/17/25	(5,671)
USD	38,590,695	NZD	64,629,771	Morgan Stanley & Co. LLC	12/17/25	1,538,641
USD	3,349,568	PLN	12,191,235	UBS AG(7)	12/17/25	49,662
USD	4,753,322	SEK	44,187,416	Citibank NA	12/17/25	90,120
USD	3,376,516	SGD	4,303,100	Morgan Stanley & Co. LLC	12/17/25	59,699
USD	9,858,014	THB	311,033,145	Citibank NA	12/17/25	205,768
						$16,459,839

Schedule of Investments - Global Bond Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	687	December 2025	$60,130,562	$1,472,650
Euro-Bund 10-Year Bonds	748	December 2025	111,557,760	1,404,439
Euro-OAT 10-Year Bonds	814	December 2025	115,002,179	2,339,437
Japanese 10-Year Government Bonds	23	December 2025	20,303,160	(12,089)
Japanese 10-Year Mini Government Bonds	165	December 2025	14,561,028	(81,953)
Korean Treasury 10-Year Bonds	450	December 2025	36,739,077	(746,026)
U.K. Gilt 10-Year Bonds	933	December 2025	114,748,328	3,844,972
U.S. Treasury 5-Year Notes	95	December 2025	10,375,039	(5,381)
U.S. Treasury Ultra Bonds	211	December 2025	25,590,344	1,029,707
			$509,007,477	$9,245,756
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Schatz 2-Year Bonds	1,527	December 2025	$188,471,148	$(2,552)
U.S. Treasury 2-Year Notes	289	December 2025	60,181,992	231,991
U.S. Treasury 10-Year Notes	1,431	December 2025	161,233,453	(225,798)
U.S. Treasury 10-Year Ultra Notes	176	December 2025	20,325,250	137,563
			$430,211,843	$141,204
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30		$23,300,000	$(1,603,996)	$(283,038)	$(1,887,034)
Markit iTraxx Europe Senior Financial Index Series 44	Sell	1.00%	12/20/30	EUR	79,600,000	1,756,761	174,120	1,930,881
						$152,765	$(108,918)	$43,847
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Schedule of Investments - Global Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Semiannually	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
6-month BBSW	Pay	4.53%	1/17/35	AUD	10,000	$393	$(255)	$138

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AUD	–	Australian Dollar
BBSW	–	Bank Bill Swap Rates
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,011,041,721, which represented 38.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $15,809,471.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $133,914.

Schedule of Investments - Global Bond Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$834,140,611	—
Sovereign Governments and Agencies	—	581,640,549	—
U.S. Government Agency Mortgage-Backed Securities	—	325,797,693	—
Collateralized Mortgage Obligations	—	271,679,668	—
Convertible Preferred Securities	—	230,981,162	—
Asset-Backed Securities	—	83,242,979	—
U.S. Treasury Securities	—	70,991,491	—
Commercial Mortgage-Backed Securities	—	60,507,196	—
Preferred Securities	—	58,749,585	—
Collateralized Loan Obligations	—	52,429,431	—
Municipal Securities	—	11,595,238	—
U.S. Government Agency Securities	—	2,275,848	—
Bank Loan Obligations	—	1,817,741	—
Short-Term Investments	$108,489	40,186,000	—
	$108,489	$2,626,035,192	—
Other Financial Instruments
Futures Contracts	$1,399,261	$9,061,498	—
Swap Agreements	—	1,931,019	—
Forward Foreign Currency Exchange Contracts	—	19,693,909	—
	$1,399,261	$30,686,426	—

Liabilities
Other Financial Instruments
Futures Contracts	$231,179	$842,620	—
Swap Agreements	—	1,887,034	—
Forward Foreign Currency Exchange Contracts	—	3,234,070	—
	$231,179	$5,963,724	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$25,572	$25,572
Unrealized appreciation on forward foreign currency exchange contracts	—	$19,693,909	—	19,693,909
				$19,719,481
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$346,539	$346,539
Payable for variation margin on swap agreements*	$26,321	—	388	26,709
Unrealized depreciation on forward foreign currency exchange contracts	—	$3,234,070	—	3,234,070
				$3,607,318
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Global Bond Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$6,462,921	—	$6,462,921
Futures contract transactions	—	—	$(29,546,058)	(29,546,058)
Swap agreement transactions	$(2,997,906)	—	(35)	(2,997,941)
				$(26,081,078)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(12,280,701)	—	$(12,280,701)
Futures contracts	—	—	$20,331,695	20,331,695
Swap agreements	$2,552,355	—	(255)	2,552,100
				$10,603,094

See Notes to Financial Statements.

Statements of Assets and Liabilities

OCTOBER 31, 2025
	Emerging Markets Debt Fund	Global Bond Fund
Assets
Investment securities, at value	$509,718,786	$2,626,143,681
Investment made with cash collateral received for securities on loan, at value	1,523,610	—
Cash	2,668,782	105,064
Foreign currency holdings, at value	—	221,037
Receivable for investments sold	1,634,145	13,028,928
Receivable for capital shares sold	19,659	71,549
Receivable for variation margin on futures contracts	—	25,572
Unrealized appreciation on forward foreign currency exchange contracts	13,048,762	19,693,909
Swap agreements, at value	1,541,742	—
Interest and dividends receivable	8,167,687	27,047,552
Securities lending receivable	771	—
	538,323,944	2,686,337,292

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	1,328,782	—
Payable for collateral received for swap agreements	1,340,000	—
Payable for collateral received for securities on loan	1,523,610	—
Payable for investments purchased	3,221,725	52,088,599
Payable for capital shares redeemed	17,685	851,956
Payable for variation margin on futures contracts	76,875	346,539
Payable for variation margin on swap agreements	12,282	26,709
Unrealized depreciation on forward foreign currency exchange contracts	12,025,693	3,234,070
Accrued management fees	90,975	445,641
Distribution and service fees payable	197	445
Accrued foreign taxes	—	37,728
	19,637,824	57,031,687

Net Assets	$518,686,120	$2,629,305,605

Net Assets Consist of:
Capital paid in	$589,123,277	$2,909,759,761
Distributable earnings (loss)	(70,437,157)	(280,454,156)
	$518,686,120	$2,629,305,605

Investment securities, at cost	$477,961,678	$2,664,223,953
Investment securities on loan, at value	$1,472,949	—
Investment made with cash collateral received for securities on loan, at cost	$1,523,610	—
Foreign currency holdings, at cost	—	$221,662

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Emerging Markets Debt Fund
Investor Class	$93,034,307	9,826,474	$9.47
I Class	$3,291,933	347,405	$9.48
Y Class	$34,438,072	3,637,292	$9.47
A Class	$269,817	28,545	$9.45
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.90
C Class	$65,575	6,960	$9.42
R Class	$182,685	19,342	$9.44
R5 Class	$48,266	5,098	$9.47
R6 Class	$832	88	$9.46
G Class	$387,354,633	40,881,573	$9.48
Global Bond Fund
Investor Class	$366,370,322	41,428,045	$8.84
I Class	$205,536,690	23,147,070	$8.88
Y Class	$105,857,092	11,903,785	$8.89
A Class	$1,292,854	147,220	$8.78
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.19
C Class	$66,883	7,787	$8.59
R Class	$264,868	30,372	$8.72
R5 Class	$596,657	67,259	$8.87
R6 Class	$6,608,859	744,875	$8.87
G Class	$1,942,711,380	218,321,842	$8.90
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED OCTOBER 31, 2025
	Emerging Markets Debt Fund	Global Bond Fund
Investment Income (Loss)
Income:
Interest	$41,064,747	$141,662,629
Dividends	—	1,099,052
Securities lending, net	9,239	—
Less foreign taxes withheld	(367,229)	(43,969)
	40,706,757	142,717,712

Expenses:
Management fees	4,391,098	18,406,357
Interest expenses	136,944	288,140
Distribution and service fees:
A Class	608	3,339
C Class	584	645
R Class	966	1,249
Trustees' fees and expenses	37,733	191,041
	4,567,933	18,890,771
Fees waived	(3,325,241)	(13,304,523)
	1,242,692	5,586,248

Net investment income (loss)	39,464,065	137,131,464

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	17,796,452	(985,301)
Forward foreign currency exchange contract transactions	(11,175,341)	6,462,921
Futures contract transactions	(958,467)	(29,546,058)
Swap agreement transactions	(2,636,383)	(2,997,941)
Foreign currency translation transactions	(1,773,156)	707,367
	1,253,105	(26,359,012)

Change in net unrealized appreciation (depreciation) on:
Investments**	22,945,789	44,730,849
Forward foreign currency exchange contracts	1,550,787	(12,280,701)
Futures contracts	1,063,844	20,331,695
Swap agreements	1,795,257	2,552,100
Translation of assets and liabilities in foreign currencies	1,422,704	182,095
	28,778,381	55,516,038

Net realized and unrealized gain (loss)	30,031,486	29,157,026

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,495,551	$166,288,490
*Net of foreign tax expenses paid (refunded)	$320,009	$1,412
**Includes (increase) decrease in accrued foreign taxes	$4,812	$(16,066)
See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2025 AND OCTOBER 31, 2024
	Emerging Markets Debt Fund		Global Bond Fund
Increase (Decrease) in Net Assets	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Operations
Net investment income (loss)	$39,464,065	$40,386,499	$137,131,464	$136,769,092
Net realized gain (loss)	1,253,105	(15,660,216)	(26,359,012)	(77,996,337)
Change in net unrealized appreciation (depreciation)	28,778,381	56,388,887	55,516,038	235,033,512
Net increase (decrease) in net assets resulting from operations	69,495,551	81,115,170	166,288,490	293,806,267

Distributions to Shareholders
From earnings:
Investor Class	(4,868,791)	(4,772,930)	(14,619,460)	(9,255,870)
I Class	(194,888)	(272,234)	(8,118,092)	(4,749,501)
Y Class	(1,802,191)	(1,606,202)	(4,220,193)	(2,415,070)
A Class	(12,598)	(13,525)	(49,884)	(32,399)
C Class	(2,591)	(362)	(1,839)	(2,772)
R Class	(10,069)	(9,161)	(8,059)	(3,325)
R5 Class	(2,557)	(3,892)	(99,026)	(155,833)
R6 Class	(2,439)	(16,683)	(282,437)	(188,465)
G Class	(28,882,987)	(33,272,440)	(116,391,902)	(81,644,781)
Decrease in net assets from distributions	(35,779,111)	(39,967,429)	(143,790,892)	(98,448,016)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(147,717,806)	(15,773,755)	(622,531,789)	516,224,826

Net increase (decrease) in net assets	(114,001,366)	25,373,986	(600,034,191)	711,583,077

Net Assets
Beginning of period	632,687,486	607,313,500	3,229,339,796	2,517,756,719
End of period	$518,686,120	$632,687,486	$2,629,305,605	$3,229,339,796

See Notes to Financial Statements.

Notes to Financial Statements

OCTOBER 31, 2025

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Emerging Markets Debt Fund	Investor, I, Y, A, C, R, R5, R6, G
Global Bond Fund	Investor, I, Y, A, C, R, R5, R6, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts are as follows:

Emerging Markets Debt Fund	Annual Management Fee	Effective Annual Management Fee After Waiver	Management Fee Waived
Investor Class	0.96%	0.92%	$37,969
I Class	0.86%	0.82%	$1,488
Y Class	0.76%	0.72%	$13,574
A Class	0.96%	0.92%	$102
C Class	0.96%	0.92%	$25
R Class	0.96%	0.92%	$86
R5 Class	0.76%	0.72%	$20
R6 Class	0.71%	0.67%	$19
G Class	0.71%	0.00%	$3,271,958
From November 1, 2024 through July 31, 2025, the investment advisor agreed to waive 0.03% of the fund's management fee. Effective August 1, 2025, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.

Global Bond Fund	Annual Management Fee	Management Fee Waived
Investor Class	0.83%	—
I Class	0.73%	—
Y Class	0.63%	—
A Class	0.83%	—
C Class	0.83%	—
R Class	0.83%	—
R5 Class	0.63%	—
R6 Class	0.58%	—
G Class	0.00%(1)	$13,304,523
(1)Annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Emerging Markets Debt Fund	American Century Asset Allocation Portfolios, Inc	54%
Global Bond Fund	American Century Asset Allocation Portfolios, Inc	52%
Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended October 31, 2025 were as follows:

	Emerging Markets Debt Fund	Global Bond Fund
Purchases of U.S. Treasury and Government Agency obligations	$30,139,903	$1,752,438,562
Purchases of other investment securities	547,990,952	2,440,919,110
Total Purchases	$578,130,855	$4,193,357,672

Sales of U.S. Treasury and Government Agency obligations	$21,287,893	$1,924,501,250
Sales of other investment securities	701,092,714	2,892,772,327
Total Sales	$722,380,607	$4,817,273,577

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Emerging Markets Debt Fund
Investor Class
Sold	554,220	$4,911,263	681,361	$6,024,489
Issued in reinvestment of distributions	533,140	4,839,348	536,727	4,763,657
Redeemed	(1,122,559)	(10,066,573)	(1,732,963)	(15,302,986)
	(35,199)	(315,962)	(514,875)	(4,514,840)
I Class
Sold	514,098	4,627,187	493,137	4,381,400
Issued in reinvestment of distributions	21,506	194,888	30,644	272,234
Redeemed	(657,347)	(5,919,266)	(680,621)	(6,041,541)
	(121,743)	(1,097,191)	(156,840)	(1,387,907)
Y Class
Sold	876,902	7,852,593	773,260	6,851,071
Issued in reinvestment of distributions	198,356	1,801,912	180,999	1,606,202
Redeemed	(726,176)	(6,531,316)	(559,402)	(4,972,808)
	349,082	3,123,189	394,857	3,484,465
A Class
Sold	12,597	116,049	5,479	49,453
Issued in reinvestment of distributions	1,392	12,598	1,526	13,525
Redeemed	(16,131)	(145,621)	(4,981)	(44,650)
	(2,142)	(16,974)	2,024	18,328
C Class
Sold	2,197	19,000	3,734	34,166
Issued in reinvestment of distributions	285	2,591	41	362
Redeemed	(172)	(1,525)	—	—
	2,310	20,066	3,775	34,528
R Class
Sold	10,299	93,025	8,102	71,703
Issued in reinvestment of distributions	1,109	10,069	1,033	9,161
Redeemed	(15,313)	(139,282)	(4,258)	(37,527)
	(3,905)	(36,188)	4,877	43,337
R5 Class
Sold	39	357	39	351
Issued in reinvestment of distributions	282	2,557	439	3,892
Redeemed	(17)	(155)	(3,147)	(28,810)
	304	2,759	(2,669)	(24,567)
R6 Class
Sold	503	4,415	2,535	22,359
Issued in reinvestment of distributions	277	2,439	1,880	16,683
Redeemed	(32,532)	(288,613)	(3,824)	(34,231)
	(31,752)	(281,759)	591	4,811
G Class
Sold	2,937,017	26,452,252	4,551,568	40,593,552
Issued in reinvestment of distributions	3,194,441	28,882,987	3,748,656	33,272,440
Redeemed	(22,378,412)	(204,450,985)	(9,757,224)	(87,297,902)
	(16,246,954)	(149,115,746)	(1,457,000)	(13,431,910)
Net increase (decrease)	(16,089,999)	$(147,717,806)	(1,725,260)	$(15,773,755)

	Year ended October 31, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Global Bond Fund
Investor Class
Sold	646,875	$5,670,286	11,642,038	$100,142,761
Issued in reinvestment of distributions	1,678,848	14,614,518	1,074,300	9,254,857
Redeemed	(2,586,954)	(22,500,017)	(2,634,939)	(22,740,003)
	(261,231)	(2,215,213)	10,081,399	86,657,615
I Class
Sold	2,546,444	22,350,747	2,436,201	21,093,197
Issued in reinvestment of distributions	928,884	8,117,418	549,368	4,748,144
Redeemed	(2,046,495)	(17,886,510)	(1,905,943)	(16,619,619)
	1,428,833	12,581,655	1,079,626	9,221,722
Y Class
Sold	2,844,382	24,989,573	5,260,089	45,669,134
Issued in reinvestment of distributions	482,237	4,219,587	279,120	2,415,070
Redeemed	(2,324,219)	(20,411,168)	(1,615,581)	(14,071,641)
	1,002,400	8,797,992	3,923,628	34,012,563
A Class
Sold	21,078	182,675	23,941	205,859
Issued in reinvestment of distributions	5,696	49,241	3,746	32,054
Redeemed	(43,334)	(375,885)	(24,594)	(210,440)
	(16,560)	(143,969)	3,093	27,473
C Class
Sold	200	1,700	1,799	15,069
Issued in reinvestment of distributions	217	1,839	326	2,736
Redeemed	(3,038)	(25,822)	(14,024)	(116,998)
	(2,621)	(22,283)	(11,899)	(99,193)
R Class
Sold	21,081	180,695	20,087	170,503
Issued in reinvestment of distributions	937	8,059	392	3,325
Redeemed	(15,615)	(134,471)	(11,789)	(100,280)
	6,403	54,283	8,690	73,548
R5 Class
Sold	238	2,088	728	6,384
Issued in reinvestment of distributions	11,364	99,026	18,047	155,833
Redeemed	(573,531)	(5,002,082)	(91,968)	(794,513)
	(561,929)	(4,900,968)	(73,193)	(632,296)
R6 Class
Sold	126,026	1,102,096	197,161	1,709,096
Issued in reinvestment of distributions	32,357	282,437	21,832	188,465
Redeemed	(218,159)	(1,911,521)	(202,624)	(1,748,815)
	(59,776)	(526,988)	16,369	148,746
G Class
Sold	28,789,421	253,765,299	82,649,973	716,847,635
Issued in reinvestment of distributions	13,308,913	116,391,902	9,436,747	81,644,781
Redeemed	(114,124,295)	(1,006,313,499)	(47,219,846)	(411,677,768)
	(72,025,961)	(636,156,298)	44,866,874	386,814,648
Net increase (decrease)	(70,490,442)	$(622,531,789)	59,894,587	$516,224,826

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Emerging Markets Debt Fund	$43,343,333
Global Bond Fund	$144,751,289

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Emerging Markets Debt Fund	$2,114,507,832
Global Bond Fund	$1,133,525,005

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Emerging Markets Debt Fund	$71,033,449	$31,138,930
Global Bond Fund	$654,411,375	$420,591,807
A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

Emerging Markets Debt Fund	$25,895,676
Global Bond Fund	$6,423

Counterparty Risk — A fund is subject to counterparty risk, or the risk that an institution will fail to perform its contractual obligations. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. A fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, a fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.
7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of Emerging Markets Debt Fund and Global Bond Fund are owned by a relatively small number of shareholders. To the extent that a large shareholder (including another account advised by the investment advisor) invests in these funds, the funds may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of Emerging Markets Debt Fund and Global Bond Fund may be at risk.

8. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2025 and October 31, 2024 were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Emerging Markets Debt Fund	$35,779,111	—	$39,967,429	—
Global Bond Fund	$143,790,892	—	$98,448,016	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Emerging Markets Debt Fund	Global Bond Fund
Federal tax cost of investments	$479,005,389	$2,665,054,734
Gross tax appreciation of investments	$36,432,276	$56,468,111
Gross tax depreciation of investments	(4,195,269)	(95,379,164)
Net tax appreciation (depreciation) of investments	32,237,007	(38,911,053)
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	225,340	(627,702)
Net tax appreciation (depreciation)	$32,462,347	$(39,538,755)
Other book-to-tax adjustments	$(895,627)	$(382,665)
Undistributed ordinary income	$1,690,181	$34,530,661
Accumulated short-term capital losses	$(57,394,741)	$(82,155,063)
Accumulated long-term capital losses	$(46,299,317)	$(192,908,334)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts and hyperinflationary-denominated bonds. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Debt Fund
Investor Class
2025	$8.92	0.54	0.51	1.05	(0.50)	$9.47	12.16%	0.95%	0.99%	6.01%	5.97%	105%	$93,034
2024	$8.36	0.50	0.56	1.06	(0.50)	$8.92	12.78%	0.95%	0.98%	5.60%	5.57%	98%	$88,007
2023	$8.22	0.48	0.10	0.58	(0.44)	$8.36	6.95%	1.00%	1.01%	5.54%	5.53%	66%	$86,778
2022	$10.48	0.43	(2.49)	(2.06)	(0.20)	$8.22	(19.89)%	0.98%	0.98%	4.70%	4.70%	125%	$85,456
2021	$10.32	0.40	0.15	0.55	(0.39)	$10.48	5.29%	0.97%	0.97%	3.77%	3.77%	51%	$103,626
I Class
2025	$8.93	0.55	0.51	1.06	(0.51)	$9.48	12.26%	0.85%	0.89%	6.11%	6.07%	105%	$3,292
2024	$8.37	0.51	0.55	1.06	(0.50)	$8.93	12.88%	0.85%	0.88%	5.70%	5.67%	98%	$4,190
2023	$8.22	0.49	0.11	0.60	(0.45)	$8.37	7.19%	0.90%	0.91%	5.64%	5.63%	66%	$5,237
2022	$10.47	0.44	(2.48)	(2.04)	(0.21)	$8.22	(19.74)%	0.88%	0.88%	4.80%	4.80%	125%	$4,887
2021	$10.32	0.41	0.14	0.55	(0.40)	$10.47	5.30%	0.87%	0.87%	3.87%	3.87%	51%	$12,356
Y Class
2025	$8.92	0.56	0.51	1.07	(0.52)	$9.47	12.38%	0.75%	0.79%	6.21%	6.17%	105%	$34,438
2024	$8.36	0.51	0.56	1.07	(0.51)	$8.92	13.01%	0.75%	0.78%	5.80%	5.77%	98%	$29,345
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$24,197
2022	$10.47	0.45	(2.48)	(2.03)	(0.22)	$8.22	(19.67)%	0.78%	0.78%	4.90%	4.90%	125%	$21,008
2021	$10.32	0.42	0.14	0.56	(0.41)	$10.47	5.40%	0.77%	0.77%	3.97%	3.97%	51%	$26,539
A Class
2025	$8.91	0.52	0.50	1.02	(0.48)	$9.45	11.88%	1.20%	1.24%	5.76%	5.72%	105%	$270
2024	$8.35	0.47	0.56	1.03	(0.47)	$8.91	12.52%	1.20%	1.23%	5.35%	5.32%	98%	$273
2023	$8.21	0.46	0.10	0.56	(0.42)	$8.35	6.70%	1.25%	1.26%	5.29%	5.28%	66%	$239
2022	$10.47	0.41	(2.49)	(2.08)	(0.18)	$8.21	(20.09)%	1.23%	1.23%	4.45%	4.45%	125%	$203
2021	$10.31	0.38	0.14	0.52	(0.36)	$10.47	5.03%	1.22%	1.22%	3.52%	3.52%	51%	$271
C Class
2025	$8.88	0.44	0.51	0.95	(0.41)	$9.42	10.95%	1.95%	1.99%	5.01%	4.97%	105%	$66
2024	$8.32	0.42	0.55	0.97	(0.41)	$8.88	11.72%	1.95%	1.98%	4.60%	4.57%	98%	$41
2023	$8.18	0.39	0.10	0.49	(0.35)	$8.32	5.92%	2.00%	2.01%	4.54%	4.53%	66%	$7
2022	$10.45	0.34	(2.48)	(2.14)	(0.13)	$8.18	(20.67)%	1.98%	1.98%	3.70%	3.70%	125%	$17
2021	$10.29	0.30	0.14	0.44	(0.28)	$10.45	4.25%	1.97%	1.97%	2.77%	2.77%	51%	$36

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Debt Fund
R Class
2025	$8.90	0.49	0.51	1.00	(0.46)	$9.44	11.61%	1.45%	1.49%	5.51%	5.47%	105%	$183
2024	$8.34	0.45	0.56	1.01	(0.45)	$8.90	12.12%	1.45%	1.48%	5.10%	5.07%	98%	$207
2023	$8.20	0.44	0.10	0.54	(0.40)	$8.34	6.56%	1.50%	1.51%	5.04%	5.03%	66%	$153
2022	$10.46	0.39	(2.49)	(2.10)	(0.16)	$8.20	(20.29)%	1.48%	1.48%	4.20%	4.20%	125%	$148
2021	$10.30	0.35	0.14	0.49	(0.33)	$10.46	4.67%	1.47%	1.47%	3.27%	3.27%	51%	$161
R5 Class
2025	$8.92	0.56	0.51	1.07	(0.52)	$9.47	12.38%	0.75%	0.79%	6.21%	6.17%	105%	$48
2024	$8.36	0.51	0.56	1.07	(0.51)	$8.92	13.01%	0.75%	0.78%	5.80%	5.77%	98%	$43
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$62
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.75)%	0.78%	0.78%	4.90%	4.90%	125%	$7
2021	$10.32	0.42	0.15	0.57	(0.41)	$10.48	5.49%	0.77%	0.77%	3.97%	3.97%	51%	$8
R6 Class
2025	$8.93	0.62	0.44	1.06	(0.53)	$9.46	12.32%	0.70%	0.74%	6.26%	6.22%	105%	$1
2024	$8.36	0.52	0.57	1.09	(0.52)	$8.93	12.93%	0.70%	0.73%	5.85%	5.82%	98%	$284
2023	$8.22	0.51	0.09	0.60	(0.46)	$8.36	7.35%	0.75%	0.76%	5.79%	5.78%	66%	$261
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.71)%	0.73%	0.73%	4.95%	4.95%	125%	$267
2021	$10.32	0.43	0.14	0.57	(0.41)	$10.48	5.56%	0.72%	0.72%	4.02%	4.02%	51%	$350
G Class
2025	$8.93	0.63	0.51	1.14	(0.59)	$9.48	13.20%	0.03%	0.74%	6.93%	6.22%	105%	$387,355
2024	$8.37	0.58	0.56	1.14	(0.58)	$8.93	13.82%	0.02%	0.73%	6.53%	5.82%	98%	$510,297
2023	$8.23	0.57	0.09	0.66	(0.52)	$8.37	7.97%	0.05%	0.76%	6.49%	5.78%	66%	$490,377
2022	$10.47	0.52	(2.48)	(1.96)	(0.28)	$8.23	(19.02)%	0.02%	0.73%	5.66%	4.95%	125%	$433,025
2021	$10.32	0.50	0.14	0.64	(0.49)	$10.47	6.20%	0.01%	0.72%	4.73%	4.02%	51%	$578,327

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Bond Fund
Investor Class
2025	$8.76	0.35	0.08	0.43	(0.35)	—	(0.35)	$8.84	5.20%	0.85%	0.85%	3.97%	3.97%	145%	$366,370
2024	$8.18	0.31	0.49	0.80	(0.22)	—	(0.22)	$8.76	9.83%	0.85%	0.85%	3.59%	3.59%	103%	$365,036
2023	$8.67	0.25	(0.24)	0.01	(0.50)	—	(0.50)	$8.18	0.03%	0.81%	0.84%	2.96%	2.93%	83%	$258,405
2022	$10.43	0.17	(1.60)	(1.43)	(0.26)	(0.07)	(0.33)	$8.67	(14.05)%	0.80%	0.84%	1.81%	1.77%	97%	$252,306
2021	$10.40	0.15	(0.09)	0.06	—	(0.03)	(0.03)	$10.43	0.59%	0.80%	0.84%	1.46%	1.42%	119%	$298,790
I Class
2025	$8.79	0.36	0.10	0.46	(0.37)	—	(0.37)	$8.88	5.31%	0.75%	0.75%	4.07%	4.07%	145%	$205,537
2024	$8.21	0.32	0.49	0.81	(0.23)	—	(0.23)	$8.79	9.87%	0.75%	0.75%	3.69%	3.69%	103%	$190,966
2023	$8.70	0.28	(0.26)	0.02	(0.51)	—	(0.51)	$8.21	0.13%	0.71%	0.74%	3.06%	3.03%	83%	$169,387
2022	$10.46	0.18	(1.60)	(1.42)	(0.27)	(0.07)	(0.34)	$8.70	(13.93)%	0.70%	0.74%	1.91%	1.87%	97%	$5,919
2021	$10.42	0.17	(0.10)	0.07	—(3)	(0.03)	(0.03)	$10.46	0.70%	0.70%	0.74%	1.56%	1.52%	119%	$18,975
Y Class
2025	$8.81	0.37	0.09	0.46	(0.38)	—	(0.38)	$8.89	5.44%	0.65%	0.65%	4.17%	4.17%	145%	$105,857
2024	$8.22	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.81	10.07%	0.65%	0.65%	3.79%	3.79%	103%	$96,014
2023	$8.71	0.27	(0.24)	0.03	(0.52)	—	(0.52)	$8.22	0.23%	0.61%	0.64%	3.16%	3.13%	83%	$57,340
2022	$10.48	0.19	(1.61)	(1.42)	(0.28)	(0.07)	(0.35)	$8.71	(13.91)%	0.60%	0.64%	2.01%	1.97%	97%	$53,201
2021	$10.44	0.18	(0.10)	0.08	(0.01)	(0.03)	(0.04)	$10.48	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$62,274
A Class
2025	$8.69	0.32	0.10	0.42	(0.33)	—	(0.33)	$8.78	4.90%	1.10%	1.10%	3.72%	3.72%	145%	$1,293
2024	$8.12	0.29	0.48	0.77	(0.20)	—	(0.20)	$8.69	9.57%	1.10%	1.10%	3.34%	3.34%	103%	$1,423
2023	$8.62	0.23	(0.25)	(0.02)	(0.48)	—	(0.48)	$8.12	(0.34)%	1.06%	1.09%	2.71%	2.68%	83%	$1,305
2022	$10.36	0.15	(1.59)	(1.44)	(0.23)	(0.07)	(0.30)	$8.62	(14.17)%	1.05%	1.09%	1.56%	1.52%	97%	$1,144
2021	$10.36	0.13	(0.10)	0.03	—	(0.03)	(0.03)	$10.36	0.30%	1.05%	1.09%	1.21%	1.17%	119%	$1,450
C Class
2025	$8.49	0.25	0.09	0.34	(0.24)	—	(0.24)	$8.59	4.11%	1.85%	1.85%	2.97%	2.97%	145%	$67
2024	$7.95	0.21	0.48	0.69	(0.15)	—	(0.15)	$8.49	8.76%	1.85%	1.85%	2.59%	2.59%	103%	$88
2023	$8.46	0.16	(0.23)	(0.07)	(0.44)	—	(0.44)	$7.95	(1.01)%	1.81%	1.84%	1.96%	1.93%	83%	$177
2022	$10.18	0.07	(1.56)	(1.49)	(0.16)	(0.07)	(0.23)	$8.46	(14.89)%	1.80%	1.84%	0.81%	0.77%	97%	$256
2021	$10.26	0.05	(0.10)	(0.05)	—	(0.03)	(0.03)	$10.18	(0.48)%	1.80%	1.84%	0.46%	0.42%	119%	$571

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Bond Fund
R Class
2025	$8.63	0.30	0.09	0.39	(0.30)	—	(0.30)	$8.72	4.60%	1.35%	1.35%	3.47%	3.47%	145%	$265
2024	$8.07	0.27	0.48	0.75	(0.19)	—	(0.19)	$8.63	9.30%	1.35%	1.35%	3.09%	3.09%	103%	$207
2023	$8.56	0.20	(0.23)	(0.03)	(0.46)	—	(0.46)	$8.07	(0.47)%	1.31%	1.34%	2.46%	2.43%	83%	$123
2022	$10.30	0.12	(1.58)	(1.46)	(0.21)	(0.07)	(0.28)	$8.56	(14.47)%	1.30%	1.34%	1.31%	1.27%	97%	$260
2021	$10.32	0.10	(0.09)	0.01	—	(0.03)	(0.03)	$10.30	0.11%	1.30%	1.34%	0.96%	0.92%	119%	$287
R5 Class
2025	$8.79	0.37	0.09	0.46	(0.38)	—	(0.38)	$8.87	5.33%	0.65%	0.65%	4.17%	4.17%	145%	$597
2024	$8.20	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.79	10.09%	0.65%	0.65%	3.79%	3.79%	103%	$5,529
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.12%	0.61%	0.64%	3.16%	3.13%	83%	$5,760
2022	$10.46	0.19	(1.60)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.84)%	0.60%	0.64%	2.01%	1.97%	97%	$11,116
2021	$10.42	0.17	(0.09)	0.08	(0.01)	(0.03)	(0.04)	$10.46	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$15,136
R6 Class
2025	$8.79	0.37	0.09	0.46	(0.38)	—	(0.38)	$8.87	5.52%	0.60%	0.60%	4.22%	4.22%	145%	$6,609
2024	$8.20	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.79	10.13%	0.60%	0.60%	3.84%	3.84%	103%	$7,073
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.17%	0.56%	0.59%	3.21%	3.18%	83%	$6,465
2022	$10.46	0.20	(1.61)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.79)%	0.55%	0.59%	2.06%	2.02%	97%	$6,179
2021	$10.42	0.18	(0.09)	0.09	(0.02)	(0.03)	(0.05)	$10.46	0.86%	0.55%	0.59%	1.71%	1.67%	119%	$7,319
G Class
2025	$8.83	0.42	0.10	0.52	(0.45)	—	(0.45)	$8.90	6.03%	0.02%	0.60%	4.80%	4.22%	145%	$1,942,711
2024	$8.22	0.38	0.50	0.88	(0.27)	—	(0.27)	$8.83	10.83%	0.02%	0.60%	4.42%	3.84%	103%	$2,563,003
2023	$8.72	0.32	(0.25)	0.07	(0.57)	—	(0.57)	$8.22	0.72%	0.01%	0.59%	3.76%	3.18%	83%	$2,018,795
2022	$10.48	0.25	(1.61)	(1.36)	(0.33)	(0.07)	(0.40)	$8.72	(13.30)%	0.01%	0.59%	2.60%	2.02%	97%	$1,596,902
2021	$10.46	0.24	(0.10)	0.14	(0.09)	(0.03)	(0.12)	$10.48	1.35%	0.01%	0.59%	2.25%	1.67%	119%	$2,089,178

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century International Bond Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Emerging Markets Debt Fund and Global Bond Fund (the “Funds”), each a series of American Century International Bond Funds, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended October 31, 2021, were audited by other auditors, whose report, dated December 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 18, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 17, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Funds’ management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Funds.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, a Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating each Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratio of peer funds. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to the Funds’ Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Emerging Markets Debt Fund - The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and below its benchmark for the five-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.08% (e.g., the Investor Class unified fee will be reduced from 0.96% to 0.88%) for at least one year, beginning August 1, 2025.

Global Bond Fund - The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fees charged to the Funds are reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90984 2512

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	December 23, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 23, 2025